As filed with the Securities and Exchange Commission on October 15, 2019

Registration No. 333- 215598

811- 06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 3

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 298

SEPARATE ACCOUNT VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8511

Alison Ryan, Esquire

Brian Stallworth, Esquire

Transamerica Life Insurance Company

c/o Office of the General Counsel

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499

(Name and Address of Agent for Service)

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Approximate Date of the Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement.

Registrant is filing this post-effective amendment (the “Amendment”) for the sole purpose of adding a supplement to the prospectus dated May 1, 2019 for the Transamerica InspireSM Variable Annuity policy included in the Registration Statement. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. For avoidance of doubt, the Parts A and B included in Post-Effective Amendment No. 2 to the Registration Statement (File No. 333-215598) and Amendment No. 285 to the Registration Statement (File No. 811-06032) are hereby incorporated by reference to the extent required by applicable law.

The information in this Prospectus is not complete and may be changed. This Prospectus is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TRANSAMERICA INSPIRE® VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement Dated [                                ]

to the

Prospectus dated May 1, 2019

I.

Effective on or about January 31, 2020, the following subaccounts will be added as new funds available for investment to this product. The “Appendix – Underlying Fund Portfolios Associated with the Subaccounts” will be updated with the new fund information as listed below:

American Funds – New World Fund® - Class 4	American Funds – New World Fund® - Class 4	Capital Research and Management CompanySM
Investment Objective: Long-term capital appreciation.
DFA VA Global Bond Portfolio – Institutional Class	DFA VA Global Bond Portfolio – Institutional Class	Dimensional Fund Advisors LP
Investment Objective: To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Fidelity® VIP Consumer Staples – Initial Class	Fidelity® VIP Consumer Staples – Initial Class	Fidelity Management & Research Company
Investment Objective: Capital appreciation
Fidelity® VIP Energy Portfolio – Service Class 2	Fidelity® VIP Energy Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation
Fidelity® VIP Health Care Portfolio – Service Class 2	Fidelity® VIP Health Care Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation
Fidelity® VIP Technology Portfolio – Initial Class	Fidelity® VIP Technology Portfolio – Initial Class	Fidelity Management & Research Company
Investment Objective: Capital appreciation
Fidelity® VIP Utilities Portfolio – Initial Class	Fidelity® VIP Technology Portfolio – Initial Class	Fidelity Management & Research Company
Investment Objective: Capital appreciation
Vanguard – Balanced Portfolio	Vanguard – Balanced Portfolio	Wellington Management Company, LLP
Investment Objective: To provide long-term capital appreciation and reasonable current income.
Vanguard – Conservative Allocation Portfolio	Vanguard – Conservative Allocation Portfolio	The Vanguard Group, Inc.
Investment Objective: To provide current income and low to moderate capital appreciation.
Vanguard - Mid-Cap Index Portfolio	Vanguard - Mid-Cap Index Portfolio	The Vanguard Group, Inc.
Investment Objective: To track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard – Moderate Allocation Portfolio	Vanguard – Moderate Allocation Portfolio	The Vanguard Group, Inc.
Investment Objective: To provide capital appreciation and a low to moderate level of current income.

Please note:

●

The DFA VA Global Bond Portfolio, subaccount has been added as a Designated Investment Option under the Retirement Income Max® 1.2 Rider, and in the Designated Allocation Group A of the Retirement Income Choice® 1.7 Rider.

●	The DFA VA Global Bond Portfolio, subaccount has been added as a Select Investment Option under the Transamerica

Income EdgeSM 1.2 Rider.

●	All subaccounts listed above have been added as a Designated Investment Option under Designated Allocation Group A of the Retirement Income Choice® 1.7 Rider.

●

The Fidelity® VIP Consumer Staples, Fidelity® VIP Energy Portfolio, Fidelity® VIP Health Care Portfolio, Fidelity® VIP Technology Portfolio, Fidelity® VIP Utilities Portfolio, Vanguard VIF Balanced Portfolio, Vanguard VIF Conservative Portfolio, Vanguard VIF Mid-Cap Index Portfolio and Vanguard VIF Moderate Allocation Portfolio, have been added as Flexible Investment Options under the Transamerica Income EdgeSM 1.2 Rider and Transamerica Principal OptimizerSM Rider.

●	These investment options may vary for certain policies and may not be available for all policies.

II.	The following hereby amends the INTRODUCTION “How to buy this variable annuity” section in the prospectus.

      CHOOSE OPTIONAL GUARANTEED BENEFITS (IF DESIRED)*

Lifetime Withdrawal Benefits	Transamerica Principal OptimizerSM (1, 2) Retirement Income Max® 1.2(1) Retirement Income Choice® 1.7(1) Transamerica Income EdgeSM 1.2(1)

1Investment or other restrictions may apply.

2Also includes an accumulation benefit.

*Additional fees apply. Optional benefits may not be available for all policies, in all states, at all times or through all financial intermediaries.

III.	The following hereby amends, and to the extent inconsistent replaces, the corresponding FEE TABLE AND EXPENSE EXAMPLES sections in the prospectus.

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Mortality and Expense Risk Fee	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit	0.20%
Fund Facilitation Fee	0.60%
Liquidity Rider	0.50%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expense	2.60%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the Guaranteed Lifetime Withdrawal Benefit optional riders listed below)(6)
Retirement Income Max® 1.2 rider (annual charge - % of Withdrawal Base)*	2.50%
Retirement Income Choice® 1.7 rider (annual charge - % of Withdrawal Base)*
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
Additional Benefits available with Retirement Income Choice® 1.7 rider:
Income EnhancementSM - (Single Life Option - Not available in NY)*	0.45%
Income EnhancementSM - (Joint Life Option - Not available in NY)*	0.65%
Transamerica Income EdgeSM 1.2 rider (annual charge - % of Withdrawal Base)*	2.50%
Transamerica Principal OptimizerSM rider (annual charge - % of Withdrawal Base)*	2.50%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available (6)

Guaranteed Principal SolutionSM rider (also known as Living Benefits Rider) (annual charge - % of Principal Back Total Withdrawal Base)	1.25%
Retirement Income Max® rider (annual charge - % of Withdrawal Base)*	2.50%
Retirement Income Choice® 1.6 rider (annual charge - % of Withdrawal Base)*
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
Additional Benefits available with Retirement Income Choice® 1.6 rider:
Income EnhancementSM - (Single Life Option - Not available in NY)	0.45%
Income EnhancementSM - (Joint Life Option - Not available in NY)	0.65%
Transamerica Income EdgeSM rider (annual charge - % of Withdrawal Base)*	2.50%

*The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up or optional reset. See Automatic Step-Up or Optional Reset section. Your rider fee percentage will not exceed the maximum fee percentage in effect when you purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC).

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2018 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)(7):
Lowest Gross	0.13%
Highest Gross	3.27%

Expense Examples(8):

The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2018, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+SM rider and Retirement Income Choice® 1.7 rider - Joint Life with the Income EnhancementSM option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If the policy is surrendered at the end of the applicable time period:

	Inspire	Inspire w/Liquidity Rider
1 Year	$1,620	$1,668
3 Years	$3,321	$3,177
5 Years	$4,910	$4,608
10 Years	$8,738	$8,833

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:

	Inspire	Inspire w/Liquidity Rider
1 Year	$900	$948
3 Years	$2,691	$2,817
5 Years	$4,460	$4,608
10 Years	$8,738	$8,833

Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

NOTES TO FEE TABLE AND EXPENSE EXAMPLE

4) Annual Service Charge:

The annual service charge is assessed on each policy anniversary and at the time of surrender. The charge (up to $35) is waived if your policy value or the sum of your premiums less all withdrawals, is at least $100,000. The current annual service charge is the lesser of $35 per policy year or 2% of the policy value.

Charge Type	Amount
Service Charge at time of issue	$35
Maximum Annual Service Charge	$50

5) Separate Account Annual Expenses:

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in:

Fund	Annualized Fee %
DFA Global Bond – Institutional Class Vanguard VIF Balanced Portfolio Vanguard VIF Conservative Allocation Portfolio Vanguard VIF Mid-Cap Index Portfolio Vanguard VIF Moderate Allocation Portfolio	0.60%
Fidelity® VIP Consumer Staples – Initial Class Fidelity® VIP Technology Portfolio - Initial Class Fidelity® VIP Utilities Portfolio – Initial Class	0.50%
American Funds – Asset Allocation Fund American Funds - Bond Fund - Class 2 American Funds - Growth Fund - Class 2 American Funds Growth-Income Fund - Class 2 American Funds International Fund - Class 2 Fidelity® VIP Balanced Portfolio - Service Class 2 Fidelity® VIP Energy Portfolio - Service Class 2 Fidelity® VIP Health Care Portfolio - Service Class 2	0.30%
AB Balanced Wealth Strategy Portfolio - Class B State Street Total Return V.I.S. Fund - Class 3	0.20%
American Funds – New World Fund – Class 4 TA International Equity Index - Service Class TA U.S. Equity Index - Service Class	0.15%

We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue target. This fee is assessed daily based on the net asset value of subaccounts that we specify up to a maximum fee of 0.60%.

OPTIONAL RIDERS

6) Optional Guaranteed Lifetime Withdrawal Benefit Riders:

Transamerica Principal OptimizerSM Rider, Retirement Income Max® 1.2 Rider, Retirement Income Choice® 1.7 Rider and Transamerica Income EdgeSM 1.2 - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base is also used in the calculation of the rider fee. The withdrawal base on the rider date is the policy value.

Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available

Guaranteed Principal SolutionSM Rider - Total Withdrawal Base: We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value.

Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value.

Transamerica Income EdgeSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. For riders issued prior to the date of this prospectus, the withdrawal percentage and growth rate percentage information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal and Growth Percentages”.

IV.	The following hereby amends the INVESTMENT OPTIONS section in the prospectus:

Static Allocation

You may also allocate a certain percentage of your policy value to one or more Static Allocations that we may make available as additional investment options. We may limit the number of Static Allocations you can simultaneously invest in. A Static Allocation is a static asset allocation model that invests certain percentages of the policy value in some or all of the subaccounts currently available within your policy. In other words, a Static Allocation is not a portfolio of underlying fund portfolios with one accumulation unit value, but rather direct investment in a certain allocation of subaccounts. There is no additional charge with investing in a Static Allocation.

You may not make transfers among the underlying subaccounts of a Static Allocation. However, you may transfer between a Static Allocation and any of the subaccounts available under your policy. Any transfer into or out of an Static Allocation will treated as any other transfer to or from an investment option. We will proportionately deduct any withdrawals you make from the subaccounts in the Static Allocation.

In order to maintain a Static Allocations’ specified subaccount allocation percentages, quarterly rebalancing is required and will occur on the last day of the calendar quarter.

If a subaccount within the Static Allocation is closed to new investments, we will close the affected Static Allocation and future rebalancing of the Static Allocation will cease and that Static Allocation would no longer be offered to new policy owners. We may terminate a Static Allocation at any time. If a Static Allocation is terminated, you will be given prior notice and opportunity to reallocate the policy value in the affected Static Allocation to one or more investment options (including other Static Allocations that may be available at that time). If instructions are not received for reallocation, the policy value will remain in the underlying subaccounts of the terminated Static Allocation until such time that we receive updated allocation instructions.

Transfers

Additional Restrictions for the Transamerica Income EdgeSM 1.2 and the Transamerica Principal OptimizerSM. If you elect the Transamerica Income EdgeSM 1.2 rider or the Transamerica Principal OptimizerSM rider, a certain percentage of your policy value must be allocated to the stable account, the select investment options and the flexible investment options as specified below. See Transamerica Income EdgeSM 1.2 - Required Allocations and Transamerica Principal OptimizerSM - Required Allocations. Any transfer requests to and from the select investment options and flexible investment options will be validated using the prior market day’s policy value to ensure compliance with the required allocations for rebalancing at the time of the request. Transfer requests that do not comply with the required allocations for rebalancing will be deemed not in good order. Changes in policy values due to market movements on other dates will not be treated as a violation of the required allocations. Transfers to the stable account are not permitted except at the time of election of the rider. Transfers from the stable account are not permitted except upon termination of the rider.

Investment Restrictions

If you elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, which may be referred to (depending on your rider) as designated investment options, flexible investment options and/or select investment options. In addition, the Transamerica Income EdgeSM 1.2 rider and the Transamerica Principal OptimizerSM rider may require you to invest in the stable account.

V.	The following hereby amends, and to the extent inconsistent replaces, the ADDITIONAL FEATURES – GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE in the prospectus:

Guaranteed Lifetime Withdrawal Benefit Comparison Table

Transamerica Principal OptimizerSM Rider	Retirement Income Max® 1.2 Rider	Retirement Income Choice® 1.7 Rider	Transamerica Income EdgeSM 1.2 Rider
Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue
Cannot be elected if you have Retirement Income Max® 1.2, Retirement Income Choice® 1.7 or Transamerica Income EdgeSM 1.2 riders.	Cannot be elected if you have Transamerica Principal OptimizerSM, Retirement Income Choice® 1.7 or Transamerica Income EdgeSM 1.2 riders.	Cannot be elected if you have Retirement Income Max® 1.2, Transamerica Principal OptimizerSM or Transamerica Income EdgeSM 1.2 riders.	Cannot be elected if you have Retirement Income Max® 1.2, Retirement Income Choice® 1.7 or Transamerica Principal OprtimizerSM riders.

Benefit:

Provides:

(1) Guaranteed Minimum Accumulation Benefit (“GMAB”) – i.e., on the rider anniversary after the applicable waiting period (10 or 7 years) (“guaranteed future value date”), your policy value will at least equal your guaranteed future value. After that date, the guaranteed future value equals zero, unless an optional reset is elected.

(2) Guaranteed Lifetime Withdrawal Benefit (“GLWB”) - i.e., a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the investment options you select.

(3) Automatic Step-Up – On each rider anniversary, the rider receives an automatic step-up if the withdrawal base is set equal to the policy value on the rider anniversary or the highest policy value in the previous rider year based on the valuation frequency. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Benefit:

Provides:

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”) - i.e., a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.

(2) Step-Up Component – On each rider anniversary the step-up component will be the greatest of the current step-up component, the policy value on the rider anniversary and the highest policy value based on the valuation frequency.

(3) Growth Component - On each of the first 10 rider anniversaries, the growth component of the withdrawal base will equal the current growth component plus the growth basis multiplied by the growth rate percentage, if no withdrawal occurred during the preceding rider year. The growth basis is equal to the initial growth component on the rider date. During any rider year the growth basis is increased by subsequent premium payments and is reduced for any excess withdrawals. On each rider anniversary the growth basis will be equal to the current growth basis multiplied by 1+ the growth rate percentage. The growth rate percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.

(4) Automatic Step-Up - On each rider anniversary, the rider receives an automatic step-up if the withdrawal base is set equal to the policy value on the rider anniversary or the highest policy value in the previous rider year based on the valuation frequency. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Benefit:

Provides:

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”) - i.e., a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment options that you select.

(2) Step-Up Component – On each rider anniversary the step-up component will be the greatest of the current step-up component, the policy value on the rider anniversary and the highest policy value based on the valuation frequency.

(3) Growth Component - On each of the first 10 rider anniversaries, the growth component of the withdrawal base will equal the current growth component plus the growth basis multiplied by the growth rate percentage, if no withdrawal occurred during the preceding rider year. The growth basis is equal to the initial growth component on the rider date. During any rider year the growth basis is increased by subsequent premium payments and is reduced for any excess withdrawals. The growth rate percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.

(4) Automatic Step-Up - On each rider anniversary, the rider receives an automatic step-up if the withdrawal base is set equal to the policy value on the rider anniversary or the highest policy value in the previous rider year based on the valuation frequency. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Benefit:

Provides:

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”) - i.e., a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the investment options that you select.

(2) Automatic Step-Up - On each rider anniversary, the rider receives an automatic step-up if the withdrawal base is set equal to the policy value on the rider anniversary or the highest policy value in the previous rider year based on the valuation frequency. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Investor Need Rider Addresses: • Protection of Assets • Retirement income for life • Broad range of investment choices	Investor Need Rider Addresses: • Retirement income for life • Conservative range of investment choices	Investor Need Rider Addresses: • Retirement income for life • Moderate range of investment options • Income for long term care	Investor Need Rider Addresses: • Retirement income for life • Broad range of investment choices

Additional Options:

(1) Joint Life Option — You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.

(2) Optional Reset — On each rider anniversary up to and including the rider anniversary following the oldest

Additional Options:

Joint Life Option — You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.

Additional Options:

(1) Joint Life Option — You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.

(2) Income EnhancementSM Option — If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal

Additional Options:

Joint Life Option — You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner). The use of joint life option may not be permitted in the case of certain non-natural owners.

annuitant’s 85th birthday, you may elect to reset the guaranteed future value and the guaranteed future value date.		percentage if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 90 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.
Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue
Current Charge: You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.	Current Charge: You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.	Current Charge: You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.	Current Charge: You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.

Investment Restrictions:

You must allocate a certain percentage of your policy value to the stable account, the select investment options and the flexible investment options as provided in the Rate Sheet Prospectus Supplement. Upon rebalancing, a certain percentage of your policy value (excluding the stable account) must be allocated to the select investment options and the flexible investment options.

	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.

Investment Restrictions:

You must allocate a certain percentage of your policy value to the stable account, the select investment options and the flexible investment options as provided in the Rate Sheet Prospectus Supplement. Upon rebalancing, a certain percentage of your policy value (excluding the stable account) must be allocated to the select investment options and the flexible investment options.

Withdrawal Percentages (Single Life):

The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.

You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.

Withdrawal Percentages (Single Life):

The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.

You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.

Withdrawal Percentages (Single Life):

The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.

You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.

Withdrawal Percentages (Single Life):

The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.

You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.

Withdrawal Percentages (Joint Life):

The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.

You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.

Withdrawal Percentages (Joint Life):

The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.

You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.

Withdrawal Percentages (Joint Life):

The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.

You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.

Withdrawal Percentages (Joint Life):

The withdrawal percentage is disclosed in the applicable Rate Sheet Prospectus Supplement.

You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.

VI.

On or after January 31, 2020, the Guaranteed Principal SolutionSM, Retirement Income Max®, Retirement Income Choice® 1.6 and the Transamerica Income EdgeSM Riders will no longer be available for new sales.

The following hereby amends, and to the extent inconsistent replaces, the ADDITIONAL FEATURES – GUARANTEED PRINCIPAL SOLUTIONSM RIDER, RETIREMENT INCOME MAX® RIDER, RETIREMENT INCOME CHOICE® 1.6 RIDER AND TRANSAMERICA INCOME EDGESM RIDER sections in the prospectus.

Transamerica Principal OptimizerSM Rider

If you elect the Transamerica Principal OptimizerSM rider identified below, which provides certain guaranteed benefits, the Company requires a certain percentage of your policy value to be allocated to the stable account, with the remainder to be allocated to the select investment options and flexible investment options. One of more of the select investment options and flexible investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with the required allocations, which may include volatility control strategies, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to allocate to subaccounts that invest in underlying funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Transamerica Principal OptimizerSM rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, other investment options are available under the Transamerica Principal OptimizerSM rider that do not invest in funds that utilize volatility control strategies.

Transamerica Principal OptimizerSM - Summary

You may elect to purchase the optional Transamerica Principal OptimizerSM rider which provides you with both a guaranteed lifetime withdrawal benefit and a guaranteed minimum accumulation benefit. The Transamerica Principal OptimizerSM rider is only available during the accumulation phase and requires that you allocate a certain percentage of your policy value to the stable account and to select investment options and flexible investment options, some of which are designed to help manage our risk and support the guarantees under the rider. The maximum issue age may be lower if required by state law. If you elect the Transamerica Principal OptimizerSM rider you cannot elect the Retirement Income Max® 1.2, Retirement Income Choice® 1.7 or the Transamerica Income EdgeSM 1.2 riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Transamerica Principal OptimizerSM rider for a qualified policy.

Please Note: This rider may not be issued to or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The benefits under the Transamerica Principal OptimizerSM rider are based on our claims-paying ability.

The Transamerica Principal OptimizerSM rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

If you elect the Transamerica Principal OptimizerSM rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, as specified in the applicable Rate Sheet Prospectus Supplement. Transfers to and from the stable account are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options, will be deducted on a pro-rata basis from each investment option you have allocated to. If you do not wish to maintain the required allocation percentages for the investment options, the rider must be terminated, subject to the termination restrictions and requirement of the rider, prior to making any transfer. Additional detail regarding the required allocation is provided in the Transamerica Principal OptimizerSM - Required Allocations section, below.

You should view the Transamerica Principal OptimizerSM rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Transamerica Principal OptimizerSM rider.

Please note:

•	You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider until the end of the applicable waiting period (10 or 7 years).

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The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guaranteed lifetime withdrawal benefit due to the decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, and the more opportunities you will have to lock in a high withdrawal base. Withdrawals will decrease the guarantees provided by the guaranteed minimum accumulation benefit. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

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All policy value must be allocated to the select and flexible investment options and the stable account, subject to specified allocation percentages as provided in the Rate Sheet Prospectus Supplement. You should consult with your financial advisor to assist you in determining whether these investment options and required allocations are suited for your financial needs and risk tolerance.

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You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

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We have designed this rider for you to take withdrawals each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

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Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	Any withdrawal in any rider year that is in excess of the rider withdrawal amount is an excess withdrawal. The rider year begins on the rider date and thereafter on each rider anniversary.

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An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may eliminate the benefits. See “Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders”.

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Upon receiving due proof of death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Transamerica Principal OptimizerSM rider terminates and all benefits thereunder cease.

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You may terminate the rider by providing written notice to us requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section, below.

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If your policy value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. For example, a notarized letter may be provided as satisfactory evidence a person is living.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Transamerica Principal OptimizerSM rider for a qualified policy.

Like all withdrawals, withdrawals up to the rider withdrawal amount, while this rider is in effect also:

●	reduce your policy value by the amount of the withdrawal;

●	reduce your base policy death benefit and other benefits;

●	reduce the guaranteed minimum accumulation benefits;

●	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;

●	may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and

●	may be limited or restricted under certain qualified policies. (See TAX INFORMATION – Qualified Policies and TAX INFORMATION – Optional Liviing Benefits).

Transamerica Principal OptimizerSM - Guaranteed Minimum Accumulation Benefit

If you elect the Transamerica Principal OptimizerSM rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select. The level of protection under the guaranteed minimum accumulation benefit may not be 100% of your premium payments and is only in effect for the term of the elected option.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten, or seven years after you elect the rider, depending on the waiting period elected), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is equal to the policy value multiplied by the protection level percentage of the elected waiting period. After the rider date (up to and including the guaranteed future value date) the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); multiplied by

•	the protection level percentage; less

•	subsequent adjusted withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero unless an optional reset is chosen.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

	10 Year	7 Year
During Rider Year	Percent of subsequent premiums added to guaranteed future value	Percent of subsequent premiums added to guaranteed future value
1	100%	100%
2	90%	90%
3	80%	80%
4	70%	70%
5	60%	60%

6	50%	50%
7	50%	0%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Withdrawals. If you take a withdrawal, even withdrawals under the guaranteed lifetime withdrawal benefit, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross withdrawal; or

•	the gross withdrawal amount.

(The gross withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you take a withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you take a withdrawal, then your guaranteed future value will be reduced by more than the amount by which we reduce your policy value.

See the “Appendix – Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross withdrawal.

Guaranteed Minimum Accumulation Benefit. After the waiting period (ten years or seven years after you elect the rider, depending on the waiting period elected), and on the guaranteed future value date, if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference between your policy value (the policy value will then be subject to investment risk) and the guaranteed future value, and this amount will be added on the guaranteed future value date. This addition will not be considered premium and will not increase your withdrawal base or any other policy benefits. After the guaranteed future value date, the guaranteed future value will be zero, unless an optional reset is elected.

Example. Assume you make a single premium payment of $100,000, the guaranteed future value is $100,000 and the protection level percentage is 100%. You do not take any withdrawals or add any additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 x 100% - $90,000) to your policy value.

Optional Reset. On each rider anniversary, up to and including the rider anniversary on or following the annuitant’s (or the annuitant’s spouse’s, if older and the joint life option is elected) 85th birthday you may elect to reset the guaranteed future value date and the guaranteed future value once each rider year. Upon optional reset, the waiting period originally elected (ten years or seven years) will begin from the most recent rider anniversary. The guaranteed future value will be set to equal the policy value multiplied by the protection level percentage as of the date the reset election is processed.

Your request must be received, in a manner acceptable to us, no later than 30 days following the most recent rider anniversary. The optional reset does not require termination of the existing rider. The existing rider will continue with the same rider effective date and features.

At the time of an optional reset the protection level percentage may be changed, but will never be less than the minimum protection level percentage disclosed. Additionally, the rider fee percentage may be changed at the time of an optional reset, but the fee percentage will never be more than the maximum fee percentage in effect when the rider was elected.

The optional reset will only impact the Guaranteed Minimum Accumulation Benefit and does not impact the Guaranteed Lifetime Withdrawal Benefit or any other values of the policy.

You have the right to revoke an optional reset within 30 days following the date on which the optional reset was effective, if the rider fee percentage increases beyond the rider fee percentage immediately prior to the rider anniversary, or the protection level percentage decreases. If you revoke an optional reset, you must notify us in a manner acceptable to us, however, you will remain eligible for future optional resets. If an optional reset is revoked, the guaranteed future value date, guaranteed future value, rider fee percentages and protection level percentages will be reversed to the values and dates that were effect for your rider immediately prior to the election of the optional reset.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider until the end of the applicable waiting period. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Transamerica Principal OptimizerSM - Guaranteed Lifetime Withdrawal Benefit

If you elect the Transamerica Principal OptimizerSM rider, you can receive up to the rider withdrawal amount each rider year. Such rider withdrawal amounts will first be made as withdrawals from your policy value (excluding the stable account until other investment options are depleted of value). If your policy value goes to zero by other than an excess withdrawal, rider withdrawal amounts will continue as payments from us. Rider withdrawal amounts may begin the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) attainment of the minimum benefit age, and may last until the annuitant’s (or surviving spouse’s if joint life option is elected) death unless your withdrawal base is reduced to zero because of an “excess withdrawal.” See Withdrawal Base Adjustments section below for more information. A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage that is used to determine your rider withdrawal amount and required allocations will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus. All Rate Sheet Prospectus Supplements are available on the EDGAR system at (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC).

Of course, you can always withdraw an amount up to your cash value pursuant to your right under the policy although withdrawals that are excess withdrawals will reduce your withdrawal base and future GLWBs. See “Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Transamerica Principal OptimizerSM - Rider Withdrawal Amount

You can withdraw up to the rider withdrawal amount in any rider year (after attainment of the minimum benefit age) from your policy without causing an excess withdrawal. See Withdrawal Base Adjustments below.

The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has not attained the minimum benefit age on the rider date and remains zero until the first day of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate Sheet Prospectus Supplement for additional information. Surrender charges may apply if your rider withdrawal amount exceeds your surrender charge free amount.

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1⁄2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

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an amount equal to any minimum required distribution amount, if any. For riders added on the policy date, the minimum required distribution during the first rider year is based on the initial premium (initial premium could include premium from transfers received after the policy effective date, but must be deemed initial premium). For riders added after the policy date, if the policy to which the rider is attached was in force on December 31st of the previous year, the minimum required distribution for the first rider year is calculated using the year-end policy value plus any actuarial present value from the previous year. For riders added after the policy date and the policy to which the rider is attached was not in force on December 31st of the previous year, the minimum required distribution for the first rider year is based on the policy value on the rider date. The minimum required distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:

a.	the policy to which this rider is attached is a tax-qualified policy for which the IRS minimum required distributions are required,

b.	the minimum required distributions do not start prior to the annuitant’s attained age 70 1⁄2,

c.	the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,

d.	the minimum required distributions are based on age of the living annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,

e.	the minimum required distributions are based only on the policy to which this rider is attached,

f.	the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, and

g.	If an excess withdrawal is taken in the previous rider year, the minimum required distribution will not be used in calculating the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will be treated as an excess under the rider.

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero:

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by means other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, and the rider remains in force, we will, unless otherwise instructed, make payments using the current payment instructions on file with us that are equal to the rider withdrawal amount divided by the frequency of payments. If the annuitant (or younger of annuitant or annuitant’s spouse if the joint option is elected) has attained the minimum benefit age and a systematic payout option is not active at the time the policy value equals zero, a payment will be established. Unless instructed otherwise, the default frequency will be monthly, unless the amount does not meet the minimum systematic payout requirements in your policy. If that occurs, we reserve the right to change the frequency and amount in order to meet the minimum systematic payout requirements. If the minimum benefit age has not been attained, payments will begin on the rider anniversary following the attainment of the minimum benefit age.

•	due to an excess withdrawal, then this rider terminates (as does the policy).

Please note:

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If the rider is added prior to the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) attaining the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age, however, you will still be charged a rider fee upon electing the rider.

•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the rider withdrawal amount is an excess withdrawal.

•	The rider year begins on the rider date and thereafter on each rider anniversary.

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You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the riders’ guarantees.

•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.

Withdrawals under the guaranteed lifetime withdrawal benefit also:

•	reduce your policy value;

•	reduce the guaranteed future value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;

•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).

Rate Sheet Prospectus Supplement

The withdrawal and fee percentages, as well as the required allocations, protection level percentage, valuation frequency and minimum benefit age are disclosed in the Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal and fee percentages, required allocations, protection level percentages as well as valuation frequency and minimum benefit age than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC). In order to receive the applicable withdrawal and fee percentages, required allocations, protection level percentage, valuation frequency and minimum benefit age: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal and fee percentages, required allocations, protection level percentage, as well as valuation frequency and minimum benefit age reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.

Transamerica Principal OptimizerSM – Withdrawal Percentage

We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

The withdrawal percentage is disclosed in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC).

Please note: Once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section below.

Transamerica Principal OptimizerSM – Withdrawal Base

We use the withdrawal base to calculate the rider withdrawal amount and the rider fee. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

On each rider anniversary, the withdrawal base will equal the greater of:

1)	the current withdrawal base;
2)	the policy value on the current rider anniversary (see Automatic Step-Up below); and
3)	the highest policy value in the previous rider year based on the valuation frequency (see Automatic Step-Up below).

Item 3 above will be zero if there have been any excess withdrawals in the current rider year.

See “Appendix - Hypothetical Adjusted Withdrawals - Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders” which illustrates the hypothetical example of the withdrawal base calculation.

Please note:

•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
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Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

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Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

Transamerica Principal OptimizerSM – Automatic Step-Up

On each rider anniversary the rider will receive an automatic step-up if the withdrawal base is set equal to Item 2 or 3 from the Transamerica Principal OptimizerSM – Withdrawal Base section above. If neither value is greater than the current withdrawal base no automatic step-up will occur. If the withdrawal percentage has been established due to a previous withdrawal, the withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will increase if you have crossed into another age band prior to the automatic step-up. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC). Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.

On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum fee percentage in effect when you purchased the rider.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any automatic step-up that you opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Transamerica Principal OptimizerSM – Withdrawal Base Adjustments

Cumulative gross withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.

Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your regular or scheduled withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not take any withdrawals or add any additional premium payments, and no automatic step-ups occurred, but that after six years your policy value has declined to $90,000 solely because of negative investment performance. You could receive up to $6,000 each rider year for the rest of your life based on an assumed withdrawal percentage of 6.0% for the single life option multiplied by an assumed withdrawal base of $100,000 and assuming that:

•	you take your first withdrawal when you are age 72;
•	you do not withdraw more than the rider withdrawal amount in any one year; and;
•	there are no future automatic step-ups.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 72 years old. That excess withdrawal decreases your future rider withdrawal amount to $5,714.

Because the withdrawal ($10,000) is in excess of the rider withdrawal amount ($6,000) it impacts the withdrawal base on a greater than dollar-for-dollar basis.

Adjusted Withdrawal = Excess Withdrawal Amount * Withdrawal Base prior to the withdrawal / Policy Value after the Rider Withdrawal Amount but prior to the Excess Withdrawal Amount.

Excess withdrawal amount $10,000 - $6,000 = $4,000

Withdrawal base = $100,000

Policy value after the rider withdrawal amount but prior to the excess withdrawal amount $90,000 - $6,000 = $84,000

Adjusted withdrawal = $4,000 * $100,000 / $84,000 = $4,761.90

New withdrawal base $100,000 - $4,761.90 = $95,238.10

New rider withdrawal amount $95,238.10 * 6% = $5,714.29

See the “Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Transamerica Principal OptimizerSM - Required Allocations

If you elect this rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, in accordance with the percentages specified in the Required Allocations for Premium Payments table contained in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC). After the rider date, the allocation of all subsequent premium payments must also comply with the required allocations for premium payments table contained in the Rate Sheet Prospectus Supplement.

In addition, if you elect this rider, any transfers to and from the select investment options and the flexible investment options must comply with the required allocation percentages for rebalancing specified in the Rate Sheet Prospectus Supplement in effect at the time you elect this rider. Any transfers to and from the select investment options and flexible investment options will be validated using the prior day’s policy values to ensure compliance with the required allocation percentages for rebalancing at the time of the request. Transfer requests that do not comply with the required allocation percentages for rebalancing will be deemed not in good order. Changes in policy values due to market movements on other dates will not be treated as a violation of the required allocations.

Transfers to and from the stable account (described below) are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis. If you do not wish to maintain the applicable required allocation percentages, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. The rider will terminate on the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.

Enrollment in dollar cost averaging is not available while this rider is in effect.

The Stable Account. The stable account is a fixed account option under your policy. Premium payments allocated and amounts transferred to the stable account become part of our general account. Interests in the general account have not been registered under the 1933 Act, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

Allocations applied to the stable account will be credited interest based on a fixed rate. The interest rates will be applied in increments of at least one year measured from each premium payment date and will automatically renew and remain in the stable account. The interest credited to the stable account will not be less than the guaranteed minimum effective annual interest rate shown on your rider pages (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum.

Withdrawals, surrenders, or transfers (upon termination) from the stable account will not be subject to an excess interest adjustment.

Upon termination of the rider, all amounts in the stable account will be transferred to the money market subaccount available under your policy and no additional premium payments will be allowed into the stable account. Owners are permitted to provide instructions as to the allocation of the stable account proceeds contained in the money market subaccount to one or more subaccounts, but such instructions will not be effective prior to the business day after rider termination.

We guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable state nonforfeiture law at the time the policy is issued.

Select and Flexible Investment Options. As described above, if you elect this rider, you must allocate a certain percentage of your premium payments and policy value to the available flexible investment options and select investment options. A complete listing of investment options designated as flexible investment options and select investment options appears in the “Appendix – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Investment Options”. You will be notified if there are changes made to the investment options within the designated group. Requiring that you allocate a certain percentage of your premium payments and policy value to the designated investment options, some of which invest in underlying funds that employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Rebalancing. While this rider is effective, quarterly rebalancing is required and will take place at the end of each rider quarter on the same date your rider fee is deducted. If the day rebalancing takes place is not a business day, the value of the accumulation units redeemed or purchased due to rebalancing will be determined as of the next business day. We will automatically transfer amounts among subaccounts according to the most recent rebalancing allocation instructions on file that comply with the required allocations for rebalancing. On the rider date, your rebalancing allocation instructions will be established using a ratio of your current investment allocation instructions for new premium payments.

You will be notified in writing that the required rebalance has been set up, and what the calculated rebalance allocation percentages are prior to the first quarter rebalancing. You may request changes to your rebalancing allocation instructions before the prior instructions are implemented if we receive notice of your request in good order prior to the close of the NYSE on the day the rebalance is processed. Your rebalancing allocation instructions will be established using a ratio of your current investment allocation instruction for new premium payments. You may request changes to your rebalancing allocation instructions while this rider remains effective as long as they comply with the required allocations for rebalancing. Rebalancing will not cease upon the request of any transfer.

See “Appendix – Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM 1.2 and Transamerica Principal OptimizerSM - Rebalancing Examples” which illustrates the initial calculation of rebalancing allocation percentages as well as the rebalancing process.

Please note:

•

If you do not wish to maintain the required allocations, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. (See, Transamerica Principal OptimizerSM Rider – Termination, below.)

•	We can change the list of designated flexible and select investment groups at any time. Any changes to investment allocation requirements will not affect policy owners with an active rider.

•

If an underlying fund portfolio informs us that a portfolio will be liquidated or reorganized, we can eliminate the corresponding select or flexible investment option. If this occurs, you will be required to reallocate values in the affected investment option to other flexible and select investment options in order to meet the allocation requirements. We will provide notice to you if a select or flexible investment option will be eliminated and reallocation is required. If you do not provide us with new instructions in the time specified in our notice, we will move your money in the affected option to the money market subaccount to the extent permitted by applicable law.

Transamerica Principal OptimizerSM - Joint Life Option

If you elect the Transamerica Principal OptimizerSM rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage used to calculate the rider withdrawal amount may be lower than under the single life option. The withdrawal percentage that is used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus. This option may not be permitted in the case of certain non-natural owners. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC).

Please note: If you elect this option:

•	The withdrawal percentage for each “age at the time of the first withdrawal” may be lower if you elect the joint life option.

•	The rider fee may be greater if you elect the joint life option.

•

The annuitant’s spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant’s spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner). (Please see Spousal Continuation section for more detail regarding annuitant’s spouse).

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse.

•	The rider’s issue ages may vary if you elect this option.

Transamerica Principal OptimizerSM Fees

The rider fee is deducted at the end of each successive rider quarter, on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a subaccount on a day which is not a business day, the value of accumulation units redeemed will be determined as of the next business day. The rider fee is calculated and stored at issue and at each subsequent rider quarter for the upcoming quarter. The rider fee will be adjusted for additional premium payments, excess withdrawals and optional resets of the Guaranteed Future Value made during the rider quarter. The fee may also be adjusted for non-excess withdrawals made during the rider quarter. It will be deducted automatically from the flexible investment options and the select investment options on a pro rata basis at the end of each rider quarter. After those investment options are depleted of value, the rider fee will be deducted from the stable account.

The rider fee percentage may change after the first rider anniversary due to an automatic step-up or election of the optional reset. Your rider fee may increase (or decrease) at the time of any automatic step-up or optional reset. See Automatic Step-Up or Optional Reset section. The rider fee percentage will not exceed the maximum fee percentage in effect when you purchased the rider. The current rider fee percentage will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC).

In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.

On an annual basis, in general terms, the rider fee is the rider fee percentage multiplied by the rider fee basis. The rider fee basis is the greater of the withdrawal base and the guaranteed future value. Specifically, the quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the rider fee basis;
(B)	is the rider fee percentage; and

(C)	is the number of days in the rider quarter divided by the total number of days in the applicable rider year.

The following example uses these assumed values: Rider Fee Basis = Maximum of Withdrawal Base of $100,000 and Guaranteed Future Value of $105,000; Rider Fee percentage = 1.40%; and 91 total days in the rider quarter.

Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:

= 105,000*0.0140*(91/365)

= 1,470*(91/365)

= $366.49

A portion of the rider fee will be assessed upon full surrender of the policy or other termination of the rider. The quarterly fee will be adjusted based on the number of days remaining until the end of the next rider quarter and ending on the date of termination.

On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up or at election of an optional reset. See Automatic Step-Up section and Optional Reset section. The rider fee percentage will not exceed the maximum fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC). Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended.

Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentages and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Each time an optional reset results in a rider fee percentage increase beyond the rider fee percentage immediately prior to the rider anniversary, you will have the option to revoke the optional reset and reinstate the guaranteed future value date, guaranteed future value, rider fee percentages and protection level percentages to their respective values and dates that were in effect immediately prior to the election of the optional reset, provided you do so within 30 days following the date on which the optional reset was effective. We must receive your revocation, in a manner acceptable to us, within the 30 day period following the date on which the optional reset was effective.

Please note regarding the rider fee:

•

Because the rider fee is a percentage of the rider fee basis and the rider fee basis is the greater of the withdrawal base and the guaranteed future value, the rider fee could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the rider fee is a percentage of the rider fee basis, and the rider fee basis is the greater of the withdrawal basis and the guaranteed future value, the amount of the rider fee we deduct will increase if the withdrawal base or guaranteed future value increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals and optional resets of the guaranteed future value made during the rider quarter, because these events will change the withdrawal base and guaranteed future value. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected. The fee may be adjusted for non-excess withdrawals made during the rider quarter.

The rider fee adjustment is calculated by multiplying (A) by (B) by (C), where:

(A)	is the rider fee basis change (i.e. rider fee basis after the transaction minus the rider fee basis before the transaction);

(B)	is the rider fee percentage; and

(C)	is the number of days remaining in the rider quarter divided by the total number of days in the applicable rider year.

The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 20 remaining days in the rider quarter.

Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:

= 10,000*0.0140*(20/365)

= 140*(20/365)

= $7.67

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

= 366.49 + 7.627

= $374.16

The following two examples use assumed fees and values. The assumed rider year is not a leap year.

Example 3: Calculation for second quarter fee at beginning of second rider quarter assuming rider fee basis of $115,000 (maximum of Withdrawal Base of $110,000 and Guaranteed Future Value of $115,000) and a fee percentage of 1.40%.

= 110,000*0.0140*(91/365)

= 1,610*(91/365)

= $401.40

Example 4: Calculation for second quarter fee and an excess withdrawal that results in a pro-rata reduction in the withdrawal base and guaranteed future value. Assuming beginning values as in example 3, plus adjustment for gross withdrawal of $10,000 taken with 40 days remaining in the second rider quarter. Assumes withdrawal percentage of 5% of policy value of $93,500 prior to the transaction and change in rider fee basis as follows:

Withdrawal Base Adjustment

Rider Withdrawal Amount (RWA) = Withdrawal Base * Withdrawal Percentage = $110,000 * .05 = $5,500

Excess Withdrawal = Difference between assumed withdrawal amount and RWA = $10,000 - $5,500 = $4,500

Withdrawal Base Adjustment = Maximum of Excess Withdrawal and Pro-Rata Withdrawal Amount (Excess Withdrawal *

Withdrawal Base prior to withdrawal/Policy Value after RWA has been withdrawn but before excess withdrawal) = Maximum of $4,500 * $110,000/ ($93,500 - $5,500)) = Maximum of $4,500 and $5,625 = $5,625

The new withdrawal base = $110,000 - $5,625 = $104,375

Guaranteed Future Value Adjustment

Guaranteed Future Value Adjustment = Maximum of Gross Withdrawal amount and Pro-Rata Withdrawal Amount (Gross Withdrawal * Guaranteed Future Value prior to withdrawal/Policy Value prior to withdrawal) = Maximum of $10,000 * $115,000/ $93,500) = Maximum of $10,000 and $12,299.47 = $12,299.47

The new guaranteed future value = $115,000 - $12,299.47 = $102,700.53

The Rider Fee Basis after the transaction = Maximum of the Withdrawal Base after the transaction ($104,375) or the Guaranteed Future Value after the transaction ($102,700.53) = $104,375, minus maximum of the Withdrawal Base before the transaction ($110,000) or the Guaranteed Future Value before the transaction ($115,000 ($104,375 - $115,000) = $-10,625.

Fee adjustment as follows:

= $-10,625 * 0.0140 * (40/365)

= $-148.75 * (40/365)

= $-16.30

The total fee assessed at the end of the second rider quarter (assuming no further rider fee adjustments):

= $401.40 - $16.30

= $385.10

Transamerica Principal OptimizerSM Issue Requirements

We will not issue the Transamerica Principal OptimizerSM rider if:

•	the annuitant is age 86 or older (lower if required by state law); or

•	the annuitant is not an owner (except in the case of non-natural owners); or

•	there are more than two owners.

Furthermore, if the joint life option is elected, we will not issue the Transamerica Principal OptimizerSM rider if:

•	the annuitant’s spouse is 86 or older (lower if required by state law); or

•	the annuitant’s spouse is not a joint owner along with the annuitant; or

•	the annuitant’s spouse is not the sole primary beneficiary (and there is no joint owner).

The use of joint life option may not be permitted in the case of certain non-natural owners.

Termination

The Transamerica Principal OptimizerSM rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;

•

the date we receive written notice from you in good order requesting termination of the Transamerica Principal OptimizerSM rider if such notice is received by us during the 30 days following the fifth rider anniversary and every fifth rider anniversary thereafter;

•

the date of annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	on or after the policy value reaching zero, the date of the annuitant’s death (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’s death);

•	the date the policy to which this rider is attached changes ownership or assignment which violates the Owner and Annuitant relationship requirements contained in the rider;

•	the date an excess withdrawal reduces your policy value to zero;

•

prior to the policy value reaching zero, the date on which we receive in good order, required information to process a death claim for the annuitant (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’s death); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

Retirement Income Max® 1.2 Rider

If you elect the Retirement Income Max® 1.2 rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® 1.2 rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, other designated investment options are available under the Retirement Income Max® 1.2 rider that do not invest in funds that utilize volatility control strategies.

Retirement Income Max® 1.2 - Summary

You may elect to purchase the optional Retirement Income Max® 1.2 rider, which provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® 1.2 rider you cannot elect the Transamerica Principal OptimizerSM, Retirement Income Choice® 1.7 or Transamerica Income EdgeSM 1.2 riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Max® 1.2 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The benefits under the Transamerica Retirement Income Max® 1.2 Rider are based on our claims-paying ability.

The Retirement Income Max® 1.2 rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) attaining the minimum benefit age and lasting until the annuitant’s (or surviving spouse’s if the joint life option is elected) death, unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below. A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC).

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See the “Appendix - Hypothetical Adjusted Withdrawals – Retirement Income Max® 1.2 and Retirement Income Choice® 1.7 Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•	Any withdrawal in any rider year that is in excess of the rider withdrawal amount is an excess withdrawal. The rider year begins on the rider date and thereafter on each rider anniversary.

•	An excess withdrawal may impact the withdrawal base components on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.

•

Upon receiving due proof of death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® 1.2 rider terminates and all benefits thereunder cease.

•

You may terminate the rider by providing written notice to use requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section below.

•

If your policy value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. For example, a notarized letter may be provided as satisfactory evidence a person is living.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a tax advisor before electing the Retirement income Max® 1.2 rider for a qualified policy.

Like all withdrawals, withdrawals up to the rider withdrawal amount, while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges if the withdrawal is greater than the surrender charge free amount;

•	may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and

•	may be limited or restricted under certain qualified policies. (See TAX INFORMATION – Qualified Policies and TAX INFORMATION – Optional Living Benefits).

Retirement Income Max® 1.2 - Withdrawal Amount

You can withdraw up to the rider withdrawal amount in any rider year (after attainment of minimum benefit age) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.

The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has not yet attained the minimum benefit age on the rider date and remains zero until the first day of the rider year after the annuitant (or the annuitant’s spouse’s if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained at least the minimum benefit age on the rider date, the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate Sheet Prospectus Supplement for additional information. Surrender charges may apply if your rider withdrawal amount exceeds your surrender charge free amount.

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1⁄2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount, if any. For riders added on the policy date, the minimum required distribution during the first rider year is based on the initial premium (initial premium could include premium from transfers received after the policy effective date, but must be deemed initial premium). For riders added after the policy date, if the policy to which the rider is attached was in force on December 31st of the previous year, the minimum required distribution for the first rider year is calculated using the year-end policy value plus any actuarial present value from the previous year. For riders added after the policy date and the policy to which the rider is attached was not in force on December 31st of the previous year, the minimum required distribution for the first rider year is based on the policy value on the rider date. The minimum required distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:

a.	the policy to which this rider is attached is a tax-qualified policy for which the IRS minimum required distributions are required,

b.	the minimum required distributions do not start prior to the annuitant’s attained age 70 1⁄2,

c.	the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,

d.	the minimum required distributions are based on age of the living annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,

e.	the minimum required distributions are based only on the policy to which this rider is attached,

f.	the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, and

g.

if an excess withdrawal is taken in the previous rider year, the minimum required distribution will not be used in calculating the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If any of the above are not true, then the minimum required distribution is equal to zero and it is not available as a rider withdrawal amount.

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero:

•

by means other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, and the rider remains in force, we will, unless instructed otherwise, make payments using the current payment instructions on file with us that are equal to the rider withdrawal amount divided by the frequency of payments. If the annuitant (or younger of annuitant or annuitant’s spouse if the joint option is elected) has attained the minimum benefit age and a systematic payment option is not active at the time the policy value reaches zero, a payout will be established. Unless instructed otherwise, the default frequency will be monthly, unless the amount does not meet the minimum systematic payout requirements in your policy. If that occurs, we reserve the right to change the frequency and amount in order to meet the minimum systematic payout requirements. If the minimum benefit age has not been attained, payments will begin on the rider anniversary following the attainment of the minimum benefit age.

•	due to an excess withdrawal, then this rider terminates (as does the policy).

Please note:

•

If the rider is added prior to the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) attaining the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age, however, you will still be charged a rider fee upon electing the rider.

•	The rider year begins on the rider date and thereafter on each rider anniversary.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)

•	We will not refund charges that have been paid up to the point of terminating the policy or receiving annuity payments.

Rate Sheet Prospectus Supplement

The withdrawal, growth and fee percentages as well as the valuation frequency and minimum benefit age are disclosed in Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages, as well as valuation frequency and minimum benefit age than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC). In order to receive the applicable withdrawal, growth and fee percentages, minimum benefit age and valuation frequency: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal, growth and fee percentages as well as valuation frequency and minimum benefit age reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.

Retirement Income Max® 1.2 - Withdrawal Percentage

We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

The withdrawal percentage is disclosed in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC).

Please Note: Once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you have crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.

Retirement Income Max® 1.2 - Withdrawal Base

We use the withdrawal base to calculate the rider withdrawal amount and rider fee. The withdrawal base on the rider date is the policy value. Thereafter, the withdrawal base is equal to the greater of the step-up component and the growth component.

Step-Up Component

The step-up component is used to calculate the withdrawal base. The step-up component is equal to the withdrawal base on the rider date. During any rider year, the step-up component is increased by additional premium payments, and is reduced for excess withdrawals.

On each rider anniversary, the step-up component will equal the greatest of:

1. the current step-up component;

2. the policy value on the rider anniversary; and

3. the highest policy value in the previous rider year based on the valuation frequency. (see Automatic Step-Up below).

Item 3 above will be zero if there have been any excess withdrawals in the current rider year.

Growth Component

The growth component is used to calculate the withdrawal base. The growth component is equal to the withdrawal base on the rider date. During any rider year, the growth component is increased by additional premium payments, and is reduced for excess withdrawals.

On each rider anniversary, the growth component will equal the greater of A plus (B multiplied by C), where:

(A)	Is the current growth component;

(B)	Is the growth basis; and

(C)	Is the growth rate percentage.

Item C above will be zero if there have been any withdrawals in the current rider year or after the 10th rider anniversary.

Automatic Growth Component Stacking

On each rider anniversary after the rider date, the growth component will be set equal to the withdrawal base if the withdrawal base is greater than the growth component.

Growth Basis

The growth basis is used to calculate the growth component. It is equal to the initial growth component on the rider date. During any rider year, the growth basis is increased by additional premium payments, and is reduced for excess withdrawals.

On each rider anniversary, the growth basis will be set equal to the current growth basis, multiplied by (1+ the growth rate percentage).

The growth rate percentage will be zero if there have been any withdrawals in the current rider year or after the 10th rider anniversary.

Automatic Growth Basis Reset

On each rider anniversary after the rider date, the growth basis will be set equal to the withdrawal base if the withdrawal base is greater than the growth basis.

Please note:

•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.

•

Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

•

Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® 1.2 Rider” which illustrates the hypothetical example of the withdrawal base calculation.

Retirement Income Max® 1.2 - Automatic Step-Up

On each rider anniversary the rider receives an automatic step-up if the withdrawal base is set equal to 2 or 3 from the Retirement Income Max® 1.2 – Withdrawal Base - Step-Up Component section above. If neither value is greater than the current withdrawal base no automatic step-up will occur. If the withdrawal percentage has been established due to a previous withdrawal, the withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will increase if you have crossed into another age band prior to the automatic step-up. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC). Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum fee percentage in effect when you purchased the rider.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, step-up component, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Retirement Income Max® 1.2 - Withdrawal Base Component Adjustments

Cumulative gross withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base components (growth component, growth basis or step-up component) of the withdrawal base. Any amount of gross withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base components, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base components) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base components), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base component adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Withdrawals - Retirement Income Max® 1.2 Rider and Retirement Income Choice® 1.7 Riders ” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base components by a pro rata amount. See “Appendix - Hypothetical Adjusted Withdrawals - Retirement Income Max® 1.2 Rider and Retirement Income Choice® 1.7 Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your regular or scheduled withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance and rider fees. With an assumed annual growth rate percentage of 7.2%, after 5 years the withdrawal base is equal to $141,570.88. You could receive up to $7,078.54 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $141,570.88, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,829.16.

See the “Appendix - Hypothetical Adjusted Withdrawals Retirement Income Max® 1.2 and Retirement Income Choice® 1.7 Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Retirement Income Max® 1.2 - Designated Investment Options

If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® 1.2 rider. See “Appendix - Designated Investment Options” for a complete listing of available investment options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.

•

We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Retirement Income Max® 1.2 - Joint Life Option

If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) may be lower. The withdrawal percentage that is used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus. This option may not be permitted in the case of certain non-natural owners. All Rate Sheet Prospectus Supplements are available on the EDGAR system at (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC).

Please note:

•	The withdrawal percentage for each “age at the time of the first withdrawal” may be lower if you elect this option.

•	The rider fee may be greater if this option is elected.

•

The annuitant’s spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant’s spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant’s spouse).

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider’s issue ages may vary if you elect this option.

Retirement Income Max® 1.2 Fees

The rider fee is deducted at the end of each successive rider quarter, on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a subaccount on a day which is not a business day, the value of accumulation units redeemed will be determined as of the next business day. The rider fee is calculated and stored at issue and at each subsequent rider quarter for the upcoming quarter. The rider fee will be adjusted for additional premium payments and excess withdrawals during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

The rider fee percentage may change after the first rider year due to an automatic step-up. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed the maximum fee percentage in effect when you purchased the rider. The current rider fee percentage will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC).

In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.

On an annual basis, in general terms, the rider fee is the rider fee percentage multiplied by the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of days in the rider quarter divided by the total number of days in the applicable rider year.

The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.

Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:

= 100,000*0.0125*(91/365)

= 1,250*(91/365)

= $311.64

A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider. The quarterly fee will be adjusted based on the number of days remaining until the end of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed the maximum fee percentage in effect when you purchased the rider. The current rider fee percentage will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC). Please contact your financial intermediary or call our

Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

The rider fee adjustment is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base change (i.e. withdrawal base after the transaction minus the withdrawal base before the transaction);

(B)	is the rider fee percentage; and

(C)	is the number of days remaining in the rider quarter divided by the total number of days in the applicable rider year.

The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.

Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:

= 10,000*0.0125*(30/365)

= 125*(30/365)

= $10.27

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

= 311.64 + 10.27

= $321.91

Retirement Income Max® 1.2 Rider Requirements

We will not issue the Retirement Income Max® 1.2 rider if:

•	the annuitant is age 86 or older (lower if required by state law); or

•	the annuitant is not also an owner (except in the case of non-natural owners); or

•	there are more than two owners.

Furthermore, if the joint life option is elected, we will not issue the Retirement Income Max® 1.2 rider if:

•	the annuitant’s spouse is 86 or older (lower if required by state law); or

•	the annuitant’s spouse is not a joint owner along with the annuitant; or

•	the annuitant’s spouse is not the sole primary beneficiary (and there is no joint owner).

The use of joint life option may not be permitted in the case of certain non-natural owners.

Termination

The Retirement Income Max® 1.2 rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•

prior to your policy value reaching zero, the date we receive in good order required information to process a death claim upon the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);

•

on or after your policy value reaching zero, upon the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero;

•	the date on any of your policy value is not invested in one of the Designated Investment options; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

Retirement Income Choice® 1.7 Rider

If you elect the Retirement Income Choice® 1.7 rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.7 rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, other designated investment options are available under the Retirement Income Choice® 1.7 rider that do not invest in funds that utilize volatility control strategies.

Retirement Income Choice® 1.7 – Summary

You may elect to purchase the optional Retirement Income Choice® 1.7 rider, which provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.7 rider you cannot elect the Transamerica Principal OptimizerSM, Retirement Income Max® 1.2 or Transamerica Income EdgeSM 1.2 riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice® 1.7 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The benefits under the Retirement Income Choice® 1.7 rider are based on our claims-paying ability.

The Retirement Income Choice® 1.7 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) attaining the minimum benefit age and lasting until the annuitant’s (or the surviving spouse’s if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, sections in the prospectus). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC).

Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See Appendix – Hypothetical Adjusted Withdrawals – Retirement Income Max® 1.2 and Retirement Income Choice® 1.7 Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified investment options. The investment options are categorized within designated investment groups, each of which may have a different price point. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.

•	Any withdrawal in any rider year that is in excess of the rider withdrawal amount is an excess withdrawal. The rider year begins on the rider date and thereafter on each rider anniversary.

•	An excess withdrawal may impact the withdrawal base, the withdrawal base components and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•

Upon receiving due proof of death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.7 rider terminates and all benefits thereunder cease.

•

You may terminate the rider by providing written notice to us requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section below.

•

If your policy value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. For example, a notarized letter may be provided as satisfactory evidence a person is living.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a tax advisor before electing the Retirement Income Choice® 1.7 rider for a qualified policy.

Like all withdrawals, withdrawals up to the rider withdrawal amount while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges if the withdrawal is greater than the surrender charge free amount;

•	may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and

•	may be limited or restricted under certain qualified policies. (See TAX INFORMATION - Qualified Policies and TAX INFORMATION - Optional Living Benefits).

Retirement Income Choice® 1.7 – Rider Withdrawal Amount

You can withdraw up to the rider withdrawal amount in any rider year (after attaining the minimum benefit age) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.

The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has not attained the minimum benefit age on the rider date and remains zero until the first day of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained at least the minimum benefit age, the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate Sheet Prospectus Supplement for additional information. Surrender charges may apply if your rider withdrawal amount exceeds your surrender charge free amount.

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1⁄2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount, if any. For riders added on the policy date, the minimum required distribution during the first rider year is based on the initial premium (initial premium could include premium from transfers received after the policy effective date, but must be deemed initial premium). For riders added after the policy date, if the policy to which the rider is attached was in force on December 31st of the previous year, the minimum required distribution for the first rider year is calculated using the year-end policy value plus any actuarial present value from the previous year. For riders added after the policy date and the policy to which the rider is attached was not in force on December 31st of the previous year, the minimum required distribution for the first rider year is based on the policy value on the rider date. The minimum required distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:

a.	the policy to which this rider is attached is a tax-qualified policy for which the IRS minimum required distributions are required,

b.	the minimum required distributions do not start prior to the annuitant’s attained age 70 1⁄2,

c.	the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,

d.	the minimum required distributions are based on age of the living annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,

e.	the minimum required distributions are based only on the policy to which this rider is attached,

f.	the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, and

g.

if an excess withdrawal is taken in the previous rider year, the minimum required distribution will not be used in calculating the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If any of the above are not true, then the minimum required distribution is equal to zero and it is not available as a rider withdrawal amount.

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero:

•

by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, and the rider remains in force, we will unless otherwise instructed, make payments using the current payment instructions on file with us that are equal to the rider withdrawal amount divided by the frequency of payments. If the annuitant (or younger of annuitant or annuitant’s spouse if the joint option is elected) has attained the minimum benefit age and a systematic option is not active at the time the policy value reaches zero, a payment will be established. Unless instructed otherwise, the default frequency will be monthly, unless the amount does not meet the minimum systematic payout requirements of your policy. If that occurs, we reserve the right to change the frequency and amount in order to meet the minimum systematic payout requirement. If the minimum benefit age has not been attained, payments will begin on the rider anniversary following the attainment of the minimum benefit age.

•	due to an excess withdrawal, then the rider terminates (as does the policy).

Please note:

•

If the rider is added prior to the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) attaining the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age, however, you will still be charged a rider fee upon electing the rider.

•	The rider year begins on the rider date and thereafter on each rider anniversary.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)

Rate Sheet Prospectus Supplement

The withdrawal, growth and fee percentages, as well as the minimum benefit age and valuation frequency are disclosed in a Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages, minimum benefit ages and valuation frequencies than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC). In order to receive the applicable withdrawal, growth and fee percentages, minimum benefit age and valuation frequency: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy funded within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal, growth and fee percentages, as well as minimum benefit ages and valuation frequencies reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.

Retirement Income Choice® 1.7 – Withdrawal Percentage

We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

The withdrawal percentage is disclosed in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC).

Please Note: Once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you have crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.

Retirement Income Choice® 1.7 – Withdrawal Base

We use the withdrawal base to calculate the rider withdrawal amount and rider fee. The withdrawal base on the rider date is the policy value. Thereafter, the withdrawal base is equal to the greater of the step-up component and the growth component.

Step-Up Component

The step-up component is used to calculate the withdrawal base. The step-up component is equal to the withdrawal base on the rider date. During any rider year, the step-up component is increased by additional premium payments, and is reduced for excess withdrawals.

On each rider anniversary, the step-up component will equal the greatest of:

1. the current step-up component;

2. the policy value on the rider anniversary; and

3. the highest policy value in the previous rider year based on the valuation frequency. (see Automatic Step-Up below).

Item 3 above will be zero if there have been any excess withdrawals in the current rider year.

Growth Component

The growth component is used to calculate the withdrawal base. The growth component is equal to the withdrawal base on the rider date. During any rider year, the growth component is increased by additional premium payments, and is reduced for excess withdrawals.

On each rider anniversary, the growth component will equal A plus (B multiplied by C), where:

(A)	Is the current growth component;

(B)	Is the growth basis; and

(C)	Is the growth percentage.

Item C above will be zero if there have been any withdrawals in the current rider year or after the 10th rider anniversary.

Automatic Growth Component Stacking

On each rider anniversary after the rider date, the growth component will be set equal to the withdrawal base if the withdrawal base is greater than the growth component.

Growth Basis

The growth basis is used to calculate the growth component. It is equal to the initial growth component on the rider date. During any rider year, the growth basis is increased by additional premium payments, and is reduced for excess withdrawals.

Please note:

•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.

•

Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

•

Because a withdrawal will negatively affect the growth component for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider. See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Choice® 1.7 Rider” which illustrates the hypothetical examples of the withdrawal base calculation.

Retirement Income Choice® 1.7 - Automatic Step-Up

On each rider anniversary, the rider receives an automatic step-up if the withdrawal base is set equal to 2 or 3 from the Retirement Income Choice® 1.7 – Withdrawal Base - Step-Up Component section above. If neither value is greater than the current withdrawal base no automatic step-up will occur. If the withdrawal percentage has been established due to a previous withdrawal, the withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.

On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum fee percentage in effect when you purchased the rider.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, step-up component, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Retirement Income Choice® 1.7 - Withdrawal Base Component Adjustments

Cumulative gross withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base components (growth component, growth basis or step-up component) of the withdrawal base. Any amount of gross withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base components, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base component) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base component), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base component adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Withdrawals – Retirement Income Max® 1.2 and Retirement Income Choice® 1.7 Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base component by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base component. See the “Appendix - Hypothetical Adjusted Withdrawals – Retirement Income Max® 1.2 and Retirement Income Choice® 1.7 Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.

Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your regular or scheduled withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups or growth component stacking occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.5%, after 5 years the withdrawal base is equal to $127,500 which is the greater of the step-up component of $100,000 and the growth component of $127,500. You could receive up to $7,012.50 which is the assumed withdrawal percentage of 5.5% for the single life option multiplied by the withdrawal base of $127,500, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups or growth component stacking.)

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,760.05.

See the “Appendix - Hypothetical Adjusted Withdrawals – Retirement Income Max® 1.2 and Retirement Income Choice® 1.7 Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Retirement Income Choice®1.7 - Designated Investment Options

If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.7 rider. See “Appendix - Designated Investment Options” for a complete listing of available investment options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.

•

We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Retirement Income Choice® 1.7 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Joint Life; and

•	Income EnhancementSM.

There is an additional fee if you elect the Income EnhancementSM Benefit option under the rider. There may be an additional fee if the Joint Life option is elected. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) may be lower. Furthermore, if you elect the Joint Life option in combination with the Income EnhancementSM Benefit option, then the fee for each of those additional options may be different than under the Single Life option. See Retirement Income Choice® 1.7 Rider Fees. There may be different issue ages depending upon which options you elect. The rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.

Joint Life Option. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage used to calculate the rider withdrawal amount may be lower. The withdrawal percentage that is used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” may be lower if you elect this option.

•

The annuitant’s spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant’s spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant’s spouse).

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider issue ages may vary if you elect this option.

•	The rider fee may be greater if you elect this option.

Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 90 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.

•	Confinement must be prescribed by a Physician based on the individual’s inability to sustain themselves outside of a hospital or nursing facility due to physical ailments.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.

A Qualifying Hospital must meet the following criteria:

•	It is operated pursuant to the laws of the jurisdiction in which it is located;

•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;

•	It provides 24-hour Nursing Service by or under the supervision of Nurses;

•	It is supervised by a staff of one or more licensed Physicians; and

•	It has medical, surgical and diagnostic facilities or access to such facilities.

A Qualifying Nursing Facility must meet the following criteria:

•	It is operated pursuant to the laws and regulations of the state in which it is located as a skilled nursing facility;

•	It provides room and board accommodations;

•	It provides 24-hour nursing services, 7 days a week by on-site Nurses on a continuing inpatient basis;

•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one licensed Physician; and

•	It has a licensed Physician available to supervise; and

•	It performs and maintains clinical assessments based on uniform minimum data as set forth in Section 1819(b)(3)(A) of the Social Security Act, as amended.

A Qualifying Nursing Facility does not include:

•	Assisted living facilities or residential care facilities;

•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;

•	A home for the aged, a rest home, community living center or a place that provides domestic, residential, retirement or educational care;

•	Personal care homes, personal care boarding homes, residential care facilities;

•	A rehabilitation hospital or basic care facilities;

•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities, domiciliary care home, independent living apartments, hotels or motels; or

•	Other facilities similar to those described above.

We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 90-day elimination period requirement.

Retirement Income Choice® 1.7 Fees

The rider fee is deducted at the end of each successive rider quarter on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a subaccount on a day which is not a business day, the value of the accumulation units redeemed will be determined as of the next business day. The rider fee will be adjusted for additional premium payments, excess withdrawals, and transfers between designated investment groups during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

The rider fee percentages may change after the first rider year due to an automatic step-up. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The current rider fee percentages will not exceed the maximum fee percentages in effect when you purchased the rider. The current rider fee percentages will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC).

In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.

On an annual basis, in general terms, the rider fee is the applicable rider fee percentage multiplied by the withdrawal base.

The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

(C)	is the total policy value; and

(D)	is the number of days in the rider quarter divided by the total number of days in the applicable rider year.

The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.

Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:

= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)

= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)

= 100,000 * 1,195/100,000 * (91/365)

= 1,195 * (91/365)

= $297.93

A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider. The quarterly fee will be adjusted based on the number of days remaining until the end of the next rider quarter for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentages may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed the maximum fee percentage in effect when you purchased the rider. The current rider fee percentages will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and

333-215599 for TFLIC). Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

The fee adjustment is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base change (i.e. withdrawal base after the transaction minus the withdrawal base before the transaction);

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s transaction amount;

(C)	is the total transaction amount; and

(D)	is the number of days remaining in the rider quarter divided by the total number of days in the applicable rider year.

The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.

Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:

= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)

= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)

= 10,000 * 119.50/10,000 * (30/365)

= 119.50 * (30/365)

= $9.82

Total fee assessed at end of first rider quarter (assuming no further fee adjustments):

= 297.93 + 9.82

= $307.75

Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

The rider fee adjustment for transfers is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s transaction amount;

(C)	is the total policy value; and

(D)	is the number of days remaining in the rider quarter divided by the total number of days in the applicable rider year.

The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.

Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:

= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)

= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)

= 110,000 * -25.50/90,000 * (15/365)

= -31.17 * (15/365)

= $-1.28

Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):

= 307.75 - 1.28

= $306.47

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct a portion of all rider fees, including additional option fees, upon surrender of the policy or other termination of the rider.

Retirement Income Choice® 1.7 Issue Requirements

We will not issue the Retirement Income Choice® 1.7 rider if:

•	the annuitant is 86 or older (lower if required by state law); or

•	the annuitant is not also an owner (except in the case of non-natural owners); or

•	there are more than two owners.

Furthermore, if the joint life option is elected, we will not issue the Retirement Income Choice® 1.7 rider if:

•	the annuitant’s spouse is 86 or older (lower if required by state law); or

•	the annuitant’s spouse is not a joint owner along with the annuitant; or

•	the annuitant’s spouse is not the primary beneficiary (and there is no joint owner);

The use of joint life option may not be permitted in the case of certain non-natural owners.

Termination

The Retirement Income Choice® 1.7 rider and any additional options will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;

•

the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•

prior to your policy value reaching zero, the date we receive in good order required information to process a death claim upon the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);

•

on or after your policy value reaching zero, upon the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse).

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider. Please contact us for more information concerning your options.

Transamerica Income EdgeSM 1.2 Rider

If you elect the Transamerica Income EdgeSM 1.2 rider identified below, which provides certain guaranteed benefits, the Company requires a certain percentage of your policy value to be allocated to the stable account, with the remainder to be allocated to the select investment options and flexible investment options. One or more of the select investment options and flexible investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with the required allocations, which may include volatility control strategies, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to allocate to subaccounts that invest in underlying funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Transamerica Income EdgeSM 1.2 rider. If you determine that underlying funds with volatility control strategies are not consistent with your investment objectives, other investment options are available under the Transamerica Income EdgeSM 1.2 rider that do not invest in underlying funds that utilize volatility control strategies.

Transamerica Income EdgeSM 1.2 - Summary

You may elect to purchase the optional Transamerica Income EdgeSM 1.2 rider, which provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate a certain percentage of your policy value to the stable account and to select investment options and flexible investment options some of which are designed to help manage our risk and support the guarantees under the rider. If you elect the Transamerica Income EdgeSM 1.2 rider you cannot elect the Transamerica Principal OptimizerSM, Retirement Income Choice® 1.7 or Retirement Income Max® 1.2 riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Transamerica Income EdgeSM 1.2 rider for a qualified policy.

Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The benefits under the Transamerica Income EdgeSM 1.2 rider are based on our claims-paying ability.

The Transamerica Income EdgeSSM1.2 rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.

If you elect the Transamerica Income EdgeSM 1.2 rider, you can receive up to the rider withdrawal amount each rider year. Such rider withdrawal amounts will first be made as withdrawals from your policy value (excluding the stable account until other investment options are depleted of value). If your policy value goes to zero by other than an excess withdrawal, rider withdrawal amounts will continue as payments from us. Rider withdrawal amounts may begin the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) attainment of the minimum benefit age, and may last until the annuitant’s (or surviving spouse’s if joint life option is elected) death unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments section below for more information. A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage that is used to determine your rider withdrawal amount and required allocations will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC).

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy although withdrawals that are excess withdrawals will reduce your withdrawal base and future GLWBs. See “Appendix - Hypothetical Adjusted Withdrawals - Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders” for examples showing the effect of hypothetical withdrawals in more detail.

If you elect the Transamerica Income EdgeSM 1.2 rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, as specified in the applicable Rate Sheet Prospectus Supplement. Transfers to and from the stable account are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis from each investment option you have allocated to. If you do not wish to maintain the required allocation percentages for the investment options, the rider must be terminated, subject to the termination restrictions and requirements of the rider, prior to making any transfer. Additional detail regarding the required allocations is provided in the Required Allocations section, below.

Please note:

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You will begin paying the rider charge as of the rider date, even if you do not begin taking withdrawals for many years. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

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We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.

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The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

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Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

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All policy value must be allocated to the select and flexible investment options and the stable account, subject to specified allocation percentages as provided in the Rate Sheet Prospectus Supplement. You should consult with your financial advisor to assist you in determining whether these investment options and required allocations are suited for your financial needs and risk tolerance.

•	Any withdrawal in any rider year that is in excess of the rider withdrawal amount is an excess withdrawal. The rider year begins on the rider date and thereafter on each rider anniversary.

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An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may eliminate the benefit. See “Appendix – Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders”.

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Upon receiving due proof of death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Transamerica Income EdgeSM 1.2 rider terminates and all benefits thereunder cease.

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You may terminate the rider by providing written notice to us requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section, below.

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If your policy value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. For example, a notarized letter may be provided as satisfactory evidence a person is living.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a tax advisor before electing the Transamerica Income EdgeSM 1.2 rider for a qualified policy.

Like all withdrawals, withdrawals up to the rider withdrawal amount, while this rider is in effect also:

•	reduce your policy value by the amount of the withdrawal;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges if the withdrawal is greater than the surrender charge free amount;

•	may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and

•	may be limited or restricted under certain qualified policies. (see TAX INFORMATION – Qualified Policies and TAX INFORMATION – Optional Living Benefits)

Transamerica Income EdgeSM 1.2 - Rider Withdrawal Amount

You can withdraw up to the rider withdrawal amount in any rider year (after attainment of the minimum benefit age) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.

The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has not attained the minimum benefit age on the rider date and remains zero until the first day of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate Sheet Prospectus Supplement for additional information. Surrender charges may apply if your rider withdrawal amount exceeds your surrender charge free amount.

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1⁄2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount, if any. For riders added on the policy date, the minimum required distribution during the first rider year is based on the initial premium (initial premium could include premium from transfers received after the policy effective date, but must be deemed initial premium). For riders added after the policy date, if the policy to which the rider is attached was in force on December 31st of the previous year, the minimum required distribution for the first rider year is calculated using the year-end policy value plus any actuarial present value from the previous year. For riders added after the policy date and the policy to which the rider is attached was not in force on December 31st of the previous year, the minimum required distribution for the first rider year is based on the policy value on the rider date. The minimum required distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:

a.	the policy to which this rider is attached is a tax-qualified policy for which the IRS minimum required distributions are required,

b.	the minimum required distributions do not start prior to the annuitant’s attained age 70 1⁄2,

c.	the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,

d.	the minimum required distributions are based on age of the living annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,

e.	the minimum required distributions are based only on the policy to which this rider is attached,

f.	the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, and

g.

If an excess withdrawal is taken in the previous rider year, the minimum required distribution will not be used in calculating the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If any of the above are not true, then the minimum required distribution is equal to zero and it is not available as a rider withdrawal amount.

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess with not be treated as an excess withdrawal under the rider.

If your policy value reaches zero:

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by means other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits and guarantees (except those provided by this rider) are terminated. In addition, we will, unless instructed otherwise, make payments using the current payment instructions on file with us equal to the rider withdrawal amount divided by the frequency of payments. If the younger of the annuitant or annuitant’s spouse has attained the minimum benefit age and a systematic payout option is not active at the time the policy value equals zero, a monthly payment will begin. If the minimum benefit age has not been attained, the monthly payment will begin on the rider anniversary following the attainment of the minimum benefit age. Once the payment amount and frequency are established, they cannot be changed and no additional withdrawals will be allowed. Furthermore, any remaining minimum required cash value will be paid on the later of the annuitant’s or annuitant’s spouse’s death.

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due to an excess withdrawal, then your policy will terminate resulting in the termination of this rider. An excess withdrawal that does not cause your policy value to equal zero will not terminate the rider.

Please note:

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If the rider is added prior to the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) having attained the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age birthday, however, you will still be charged a rider fee upon electing the rider.

•	The rider year begins on the rider date and thereafter on each rider anniversary.

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You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	The select and flexible investment options may be changed by us in the future. Any changes to investment allocation requirements will not affect existing policy owners with an active rider.

Rate Sheet Prospectus Supplement

The withdrawal and fee percentages, as well as the required allocations, valuation frequency and minimum benefit age are disclosed in Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal and fee percentages, required allocations, valuation frequency and minimum benefit age than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC). In order to receive the applicable withdrawal and fee percentages, required allocation, valuation frequency and minimum benefit age: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal and fee percentages, as well as required allocations, valuation frequency and minimum benefit age reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.

Transamerica Income EdgeSM 1.2 – Withdrawal Percentage

We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) and rider duration at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.

The withdrawal percentage is disclosed in Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC).

Please note: Once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you have crossed into another band or duration prior to the automatic step-up. See Automatic Step –Up section below.

Transamerica Income EdgeSM 1.2 - Withdrawal Base

We use the withdrawal base to calculate the rider withdrawal amount and rider fee. The withdrawal base on the rider date is the policy value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

On each rider anniversary, the withdrawal base will equal the greatest of:

1.	the current withdrawal base;

2.	the policy value on the rider anniversary; and

3.	the highest policy value in the previous year based on the valuation frequency. (see Automatic Step-Up below).

Item 3 above will be zero if there have been any excess withdrawals in the current rider year.

See “Appendix - Hypothetical Example of Withdrawal Base Calculation - Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders” which illustrates the hypothetical example of the withdrawal base calculation.

Please note:

•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.

•

Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

Transamerica Income EdgeSM 1.2 - Automatic Step-Up

On each rider anniversary, the rider will receive an automatic step-up if the withdrawal base is set equal to the Item 2 or 3 from the Transamerica Income EdgeSM 1.2 – Withdrawal Base section above. If neither is greater than the current withdrawal base no automatic step-up will occur. If the withdrawal percentage has been established due to a previous withdrawal, the withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will increase if you have crossed into another age band or rider year duration prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.

On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum fee percentage in effect when the rider was elected.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Transamerica Income EdgeSM 1.2 - Withdrawal Base Adjustments

Cumulative gross withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base.

Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your regular or scheduled non-excess withdrawals may thereafter become excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, and no automatic step-ups occurred, but that after six years your policy value has declined to $90,000 solely because of negative investment performance. You could receive up to $6,000 each rider year for the rest of your life based on an assumed withdrawal percentage of 6.0% for the single life option multiplied by an assumed withdrawal base of $100,000 and assuming that:

•	you take your first withdrawal when you are age 72

•	you do not withdraw more than the rider withdrawal amount in any one year, and

•	there are no future automatic step-ups.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 72 years old. That excess withdrawal decreases your future rider withdrawal amount to $5,714.

Because the withdrawal ($10,000) is in excess of the rider withdrawal amount ($6,000) it impacts the withdrawal base on a greater than dollar-for-dollar basis.

Adjusted Withdrawal = Excess Withdrawal Amount * Withdrawal Base prior to the withdrawal / Policy Value after the Rider Withdrawal Amount but prior to the Excess Withdrawal Amount.

Excess withdrawal amount $10,000 - $6,000 = $4,000

Withdrawal base = $100,000

Policy value after the rider withdrawal amount but prior to the excess withdrawal amount $90,000 - $6,000 = $84,000

Adjusted withdrawal = $4,000 * $100,000 / $84,000 = $4,761.90

New withdrawal base $100,000 - $4,761.90 = $95,238.10

New rider withdrawal amount $95,238.10 * 6% = $5,714.29

See the “Appendix - Hypothetical Adjusted Withdrawals - Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Transamerica Income EdgeSM 1.2 - Required Allocations

If you elect this rider, a certain percentage of your policy value on the rider date must be allocated to the stable account, the select investment options and the flexible investment options, in accordance with the percentages specified in the Required Allocations for

Premium Payments table contained in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC). After the rider date, the allocation of all subsequent premium payments must also comply with the required allocations for premium payments table contained in the Rate Sheet Prospectus Supplement so long as this rider is in effect.

In addition, if you elect this rider, any transfers to and from the select investment options and the flexible investment options must comply with the required allocation percentages for rebalancing specified in the Rate Sheet Prospectus Supplement in effect at the time you elect this rider. Any transfers to and from the select investment options and flexible investment options will be validated using the prior day’s policy values to ensure compliance with the required allocation percentages for rebalancing at the time of the request. Transfer requests that do not comply with the required allocation percentages for rebalancing will be deemed not in good order. Changes in policy values due to market movements on other dates will not be treated as a violation of the required allocations.

Transfers to and from the stable account (described below) are not permitted. Withdrawals from the stable account are not permitted until all other investment options are depleted of value. Withdrawals from the flexible investment options and select investment options will be deducted on a pro-rata basis. If you do not wish to maintain the applicable required allocation percentages, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. The rider will terminate on the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.

Enrollment in dollar cost averaging is not available while this rider is in effect.

The Stable Account. The stable account is a fixed account option under your policy. Premium payments allocated and amounts transferred to the stable account become part of our general account. Interests in the general account have not been registered under the 1933 Act, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

Allocations applied to the stable account will be credited interest based on a fixed rate. The interest rates will be applied in increments of at least one year measured from each premium payment date and will automatically renew and remain in the stable account. The interest credited to the stable account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum.

Withdrawals, surrenders, or transfers (upon termination) from the stable account will not be subject to an excess interest adjustment.

Upon termination of the rider, all amounts in the stable account will be transferred to the money market subaccount available under your policy and no additional premium payments will be allowed into the stable account. Owners are permitted to provide instructions as to the allocation of the stable account proceeds contained in the money market subaccount to one or more subaccounts, but such instructions will not be effective prior to the business day after rider termination.

We guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable state nonforfeiture law at the time the policy is issued.

Select and Flexible Investment Options. As described above, if you elect this rider, you must allocate a certain percentage of your premium payments and policy value to the available flexible investment options and select investment options. A complete listing of investment options designated as flexible investment options and select investment options appears in the “Appendix – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Investment Options”. You will be notified if there are changes made to the investment options within the designated group. Requiring that you allocate a certain percentage of your premium payments and policy value to the designated investment options, some of which invest in underlying funds that employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

Rebalancing. While this rider is effective, quarterly rebalancing is required and will take place at the end of each rider quarter on the same date your rider fee is deducted. If the day rebalancing takes place is not a business day, the value of the accumulation units redeemed or purchased due to rebalancing will be determined as of the next business day. We will automatically transfer amounts among subaccounts according to the most recent rebalancing allocation instructions on file that comply with the required allocations for rebalancing. On the rider date, your rebalancing allocation instructions will be established using a ratio of your current investment allocation instructions for new premium payments.

You will be notified in writing that the required rebalance has been set up, and what the calculated rebalance allocation percentages are, prior to the first quarter rebalancing. You may request changes to your rebalancing allocation instructions before the prior instructions are implemented if we receive notice of your request in good order prior to the close of the NYSE on the day the rebalance is processed. Your rebalancing allocation instructions will be established using a ratio of your current investment allocation instruction for new premium payments. You may request changes to your rebalancing allocation instructions while this rider remains effective as long as they comply with the required allocations for rebalancing. Rebalancing will not cease upon the request of any transfer.

See “Appendix – Guaranteed Lifetime Withdrawal Benefit -Transamerica Income EdgeSM 1.2 and Transamerica Principal OptimzerSM Riders - Rebalancing Examples” which illustrates the initial calculation of rebalancing allocation percentage. On the rider date, your rebalancing allocation instructions will be established using a ratio of your current investment allocation instructions for new premium payments.

Please note:

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If you do not wish to maintain the required allocations, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. (See, Transamerica Income EdgeSM 1.2 Rider - Termination, below.)

•	We can change the list of designated flexible and select investment groups at any time. Any changes to investment allocation requirements will not affect policy owners with an active rider.

•

If an underlying fund portfolio informs us that a portfolio will be liquidated or reorganized, we can eliminate the corresponding select or flexible investment option. If this occurs, you will be required to reallocate values in the affected investment option to other flexible and select investment options in order to meet the allocation requirements. We will provide notice to you if a select or flexible investment option will be eliminated and reallocation is required. If you do not provide us with new instructions in the time specified in our notice, we will move your money in the affected option to the money market subaccount to the extent permitted by applicable law.

Transamerica Income EdgeSM 1.2 - Joint Life Option

If you elect the Transamerica Income EdgeSM 1.2 rider, then you can also elect to postpone termination of the rider until the later of the annuitant’s or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage used to calculate the rider withdrawal amount may be lower than under the single life option. The withdrawal percentage that is used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus. This option may not be permitted in the case of certain non-natural owners. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC).

Please note: If you elect this option:

•	The withdrawal percentage for each “age at the time of the first withdrawal” may be lower if you elect the joint life option.

•	The rider fee may be greater if this option is elected.

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The annuitant’s spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant’s spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner). (Please see Spousal Continuation section for more detail regarding annuitant’s spouse).

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A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse.

•	The rider’s issue ages may vary if you elect this option.

Transamerica Income EdgeSM 1.2 Fees

The rider fee is deducted at the end of each successive rider quarter, on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a subaccount on a day which is not a business day, the value of accumulation units redeemed will be determined as of the next business day. The rider fee is calculated and stored at issue and at each subsequent rider quarter for the upcoming quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from the flexible investment options and the select investment options on a pro rata basis at the end of each rider quarter. After those investment options are depleted of value, the rider fee will be deducted from the stable account.

The rider fee percentage may change after the first rider anniversary due to an automatic step-up. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed the maximum fee percentage in effect when you purchased the rider. The current rider fee percentage will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC).

In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.

On an annual basis, in general terms, the rider fee is the rider fee percentage multiplied by the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of days in the rider quarter divided by the total number of days in the applicable rider year.

The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.

Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:

= 100,000*0.0125*(91/365)

= 1,250*(91/365)

= $311.64

A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider. The quarterly fee will be adjusted based on the number of days remaining until the end of the next rider quarter for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section. The rider fee percentage will not exceed the maximum fee percentage in effect when you purchased the rider. The current rider fee percentage will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at www.sec.gov (File Numbers 333-215598 for TLIC and 333-215599 for TFLIC). Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentages and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

The rider fee adjustment is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base change (i.e. withdrawal base after the transaction minus the withdrawal base before the transaction);

(B)	is the rider fee percentage; and

(C)	is the number of days remaining in the rider quarter divided by the total number of days in the applicable rider year.

The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 20 remaining days in the rider quarter.

Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:

= 10,000*0.0125*(20/365)

= 125*(20/365)

= $6.85

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

= $6.85 + $311.64

= $318.49

The following two examples use assumed fees and values. The assumed rider year is not a leap year.

Example 3: Calculation for second quarter fee at beginning of second rider quarter assuming withdrawal base of $110,000 and a fee percentage of 1.25%.

= 110,000*0.0125*(91/365)

= 1,375*(91/365)

= $342.81

Example 4: Calculation for second quarter fee and an excess withdrawal that results in a pro-rata reduction in the withdrawal base. Assuming beginning values as in example 3, plus adjustment for gross withdrawal of $10,000 taken with 40 days remaining in the second rider quarter. Assumes withdrawal percentage of 5% and a policy value of $93,500 prior to the transaction and change in withdrawal base as follows:

Rider Withdrawal Amount (RWA) = Withdrawal Base * Withdrawal Percentage = $110,000 * .05 = $5,500

Excess Withdrawal = Difference between assumed withdrawal amount and RWA = $10,000 - $5,500 = $4,500

Withdrawal Base Adjustment = Maximum of Excess Withdrawal and Pro-Rata Withdrawal Amount (Excess Withdrawal * Withdrawal Base prior to withdrawal/Policy Value after RWA has been withdrawn but before excess withdrawal) = Maximum of $4,500 * $110,000/ ($93,500 - $5,500)) = Maximum of $4,500 and $5,625 = $5,625

Fee adjustment as follows:

= $-5,625 * 0.0125 * (40/365)

= $-78.75 * (40/365)

= $-7.71

The total fee assessed at the end of the second rider quarter (assuming no further rider fee adjustments):

= $342.81 - $7.71

= $335.10

The new withdrawal base = $110,000 - $5,625 = $104,375

Transamerica Income EdgeSM 1.2 - Issue Requirements

We will not issue the Transamerica Income EdgeSM 1.2 rider if:

•	the annuitant is age 86 or older (lower if required by state law); or

•	the annuitant is not also an owner (except in the case of non-natural owners); or

•	there are more than two owners.

Furthermore, if the joint life option is elected, we will not issue the Transamerica Income EdgeSM 1.2 Rider if:

•	the annuitant’s spouse is 86 or older (lower if required by state law); or

•	the annuitant’s spouse is not a joint owner along with the annuitant; or

•	the annuitant’s spouse is not the sole primary beneficiary (and there is no joint owner).

•	The use of joint life option may not be permitted in the case of certain non-natural owners.

Termination

The Transamerica Income EdgeSM 1.2 rider will terminate upon the earliest of the following:

•	the date the policy to which this rider is attached terminates;

•	the date of a change in ownership or assignment which violates the owner and annuitant relationship requirements as contained in the rider;

•

prior to your policy value reaching zero, the date on which we receive in good order, required information to process a death claim for the annuitant (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’s death);

•	on or after your policy value equals zero, upon annuitant’s death (or if the joint life option is elected, the later of the annuitant’s or annuitant’s spouse’s death);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	the date we receive written notice from you requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.

•	The date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

VII.	The following hereby amends, and to the extent inconsistent replaces, the APPENDIX – DESIGNATED INVESTMENT OPTIONS in the prospectus:

APPENDIX

DESIGNATED INVESTMENT OPTIONS

The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits except for the Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 riders. See Appendix - Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Investment Options.

	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® 1.2 Rider	Retirement Income Choice® 1.7 Rider
Subaccounts				Group A, B or C
AB Balanced Wealth Strategy Portfolio - Class B	Ö	Ö		A
AB Growth and Income Portfolio - Class B	Ö	Ö		A
American Funds - Asset Allocation FundSM - Class 2	Ö	Ö		A
American Funds - Bond FundSM - Class 2	Ö	Ö	Ö	A
American Funds - Growth FundSM - Class 2	Ö	Ö		A
American Funds - Growth-Income FundSM - Class 2	Ö	Ö		A
American Funds - International FundSM - Class 2	Ö	Ö		A
American Funds – New World Fund®	Ö	Ö		A
DFA VA Global Bond	Ö	Ö	Ö	A
Fidelity® VIP Balanced Portfolio - Service Class 2	Ö	Ö		A
Fidelity® VIP Consumer Staples – Initial Class	Ö	Ö		A
Fidelity® VIP Contrafund® Portfolio - Service Class 2	Ö	Ö		A
Fidelity® VIP Energy Portfolio - Service Class 2	Ö	Ö		A
Fidelity® VIP Health Care Portfolio - Service Class 2	Ö	Ö		A

DESIGNATED INVESTMENT OPTIONS — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® 1.2 Rider	Retirement Income Choice® 1.7 Rider
Subaccounts				Group A, B or C
Fidelity® VIP Mid Cap Portfolio - Service Class 2	Ö	Ö		A
Fidelity® VIP Technology Portfolio – Initial Class	Ö	Ö		A
Fidelity® VIP Utilities Portfolio – Initial Class	Ö	Ö		A
Fidelity® VIP Value Strategies Portfolio - Service Class 2	Ö	Ö		A
State Street Total Return V.I.S. Fund - Class 3	Ö	Ö		A
TA 60/40 Allocation - Service Class	Ö	Ö		A
TA Aegon High Yield Bond - Service Class	Ö	Ö		A
TA Aegon U.S. Government Securities - Service Class	Ö	Ö	Ö	A
TA American Funds Managed Risk - Balanced - Service Class(1)	Ö	Ö	Ö	A
TA Barrow Hanley Dividend Focused - Service Class	Ö	Ö		A
TA BlackRock Equity Smart Beta 100 - Service Class	Ö	Ö		A
TA BlackRock Global Allocation - Service Class	Ö	Ö		A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	Ö	Ö	Ö	A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)	Ö	Ö		A
TA BlackRock Global Real Estate Securities - Service Class	Ö	Ö		A
TA BlackRock Government Money Market - Service Class	Ö	Ö	Ö	A
TA BlackRock Smart Beta 40- Service Class	Ö	Ö	Ö	A
TA BlackRock Smart Beta 50 - Service Class	Ö	Ö	Ö	A
TA BlackRock Smart Beta 75 - Service Class	Ö	Ö		A
TA BlackRock Tactical Allocation - Service Class(1)	Ö	Ö		A
TA Goldman Sachs 70/30 – Service Class	Ö	Ö		A
TA Greystone International Growth - Service Class	Ö	Ö		A
TA International Equity Index - Service Class	Ö	Ö		A
TA Janus Balanced - Service Class	Ö	Ö		A
TA Janus Mid-Cap Growth - Service Class	Ö	Ö		A
TA JPMorgan Asset Allocation - Conservative - Service Class(1)	Ö	Ö	Ö	A
TA JPMorgan Asset Allocation - Growth - Service Class	Ö	Ö		A
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)	Ö	Ö		A
TA JPMorgan Asset Allocation - Moderate - Service Class(1)	Ö	Ö	Ö	A
TA JPMorgan Core Bond - Service Class	Ö	Ö	Ö	A
TA JPMorgan Enhanced Index - Service Class	Ö	Ö		A
TA JPMorgan International Moderate Growth - Service Class(1)	Ö	Ö		A
TA JPMorgan Mid Cap Value - Service Class	Ö	Ö		A
TA JPMorgan Tactical Allocation - Service Class	Ö	Ö	Ö	A
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	Ö	Ö	Ö	A
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)	Ö	Ö		A
TA Levin Large Cap Value - Service Class	Ö	Ö		A
TA Madison Diversified Income - Service Class	Ö	Ö	Ö	A
TA Managed Risk - Balanced ETF - Service Class(1)	Ö	Ö	Ö	A
TA Managed Risk - Conservative ETF - Service Class(1)	Ö	Ö	Ö	A

DESIGNATED INVESTMENT OPTIONS — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® 1.2 Rider	Retirement Income Choice® 1.7 Rider
Subaccounts				Group A, B or C
TA Managed Risk - Growth ETF - Service Class(1)	Ö	Ö		A
TA Market Participation Strategy - Service Class(1)	Ö	Ö		A
TA Morgan Stanley Capital Growth - Service Class	Ö	Ö		A
TA Multi-Managed Balanced - Service Class	Ö	Ö		A
TA Multi-Manager Alternative Strategies - Service Class	Ö	Ö		A
TA PIMCO Tactical - Balanced - Service Class(1)	Ö	Ö		A
TA PIMCO Tactical - Conservative - Service Class(1)	Ö	Ö	Ö	A
TA PIMCO Tactical - Growth - Service Class(1)	Ö	Ö		A
TA PIMCO Total Return - Service Class	Ö	Ö	Ö	A
TA PineBridge Inflation Opportunities - Service Class	Ö	Ö	Ö	A
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	Ö	Ö	Ö	A
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)	Ö	Ö		A
TA QS Investors Active Asset Allocation – Moderate - Service Class(1)	Ö	Ö	Ö	A
TA Small Mid Cap Value - Service Class	Ö	Ö		A
TA T. Rowe Price Small Cap - Service Class	Ö	Ö		A
TA TS&W International Equity - Service Class	Ö	Ö		A
TA U.S. Equity Index - Service Class	Ö	Ö		A
TA WMC US Growth - Service Class	Ö	Ö		A
Vanguard VIF Balanced Allocation Portfolio				A
Vanguard VIF Conservative Allocation Portfolio	Ö	Ö		A
Vanguard VIF Mid Cap Index Portfolio	Ö	Ö		A
Vanguard VIF Moderate Allocation Portfolio	Ö	Ö		A
Fixed Account	Ö	Ö	Ö	A

(1)This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.

Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

VIII.	The following hereby amends, and to the extent inconsistent replaces, the APPENDIX – TRANSAMERICA INCOME EDGE INVESTMENT OPTIONS in the prospectus:

APPENDIX

TRANSAMERICA PRINCIPAL OPTIMIZERSM AND TRANSAMERICA INCOME EDGESM 1.2 INVESTMENT OPTIONS

The table below identifies the Select Investment Options and Flexible Investment Options available for use with the Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 riders.

	Select Investment Options	Flexible Investment Options
Subaccounts
AB Balanced Wealth Strategy Portfolio - Class B		✓
AB Growth and Income Portfolio - Class B		✓
American Funds - Asset Allocation FundSM - Class 2		✓
American Funds - Bond FundSM - Class 2	✓
American Funds - Growth FundSM - Class 2		✓
American Funds - Growth-Income FundSM - Class 2		✓
American Funds - International FundSM - Class 2		✓
American Funds – New World Fund®		✓
DFA VA Global Bond	✓
Fidelity® VIP Balanced Portfolio - Service Class 2		✓
Fidelity® VIP Consumer Staples - Initial Class		✓
Fidelity® VIP Contrafund® Portfolio - Service Class 2		✓
Fidelity® VIP Energy Portfolio - Service Class 2		✓
Fidelity® VIP Health Care Portfolio - Service Class 2		✓
Fidelity® VIP Mid Cap Portfolio - Service Class 2		✓
Fidelity® VIP Technology Portfolio - Initial Class		✓
Fidelity® VIP Utilities® Portfolio - Initial Class		✓
Fidelity® VIP Value Strategies Portfolio - Service Class 2		✓
Franklin Founding Funds Allocation VIP Fund - Class 4		✓
State Street Total Return V.I.S. Fund - Class 3		✓
TA 60/40 Allocation - Service Class		✓
TA Aegon High Yield Bond - Service Class		✓
TA Aegon U.S. Government Securities - Service Class	✓
TA American Funds Managed Risk - Balanced - Service Class(1)		✓
TA Barrow Hanley Dividend Focused - Service Class		✓
TA BlackRock Global Allocation - Service Class		✓
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)		✓
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)		✓
TA BlackRock Global Real Estate Securities - Service Class		✓
TA BlackRock Government Money Market - Service Class	✓
TA BlackRock iShares Edge 40- Service Class		✓
TA BlackRock iShares Edge 50 - Service Class		✓
TA BlackRock iShares Edge 75 - Service Class		✓
TA BlackRock iShares Edge 100 - Service Class		✓
TA BlackRock Tactical Allocation - Service Class(1)		✓
TA Goldman Sachs 70/30 – Service Class		✓
TA Greystone International Growth - Service Class		✓
TA International Equity Index - Service Class		✓
TA Janus Balanced - Service Class		✓
TA Janus Mid-Cap Growth - Service Class		✓
TA JPMorgan Asset Allocation - Conservative - Service Class(1)		✓
TA JPMorgan Asset Allocation - Growth - Service Class		✓
TA JPMorgan Asset Allocation - Moderate - Service Class(1)		✓
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)		✓
TA JPMorgan Core Bond - Service Class	✓

TRANSAMERICA PRINCIPAL OPTIMIZERSM AND TRANSAMERICA INCOME EDGESM 1.2 DESIGNATED INVESTMENT OPTIONS - (Continued)
	Select Investment Options	Flexible Investment Options
Subaccounts
TA JPMorgan Enhanced Index - Service Class		✓
TA JPMorgan International Moderate Growth - Service Class(1)		✓
TA JPMorgan Mid Cap Value - Service Class		✓
TA JPMorgan Tactical Allocation - Service Class		✓
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)		✓
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)		✓
TA Levin Large Cap Value - Service Class		✓
TA Madison Diversified Income - Service Class		✓
TA Managed Risk - Balanced ETF - Service Class(1)		✓
TA Managed Risk - Conservative ETF - Service Class(1)		✓
TA Managed Risk - Growth ETF - Service Class(1)		✓
TA Market Participation Strategy - Service Class(1)		✓
TA Morgan Stanley Capital Growth - Service Class		✓
TA Multi-Managed Balanced - Service Class		✓
TA Multi-Manager Alternative Strategies - Service Class		✓
TA PIMCO Tactical - Balanced - Service Class(1)		✓
TA PIMCO Tactical - Conservative - Service Class(1)		✓
TA PIMCO Tactical - Growth - Service Class(1)		✓
TA PIMCO Total Return - Service Class	✓
TA PineBridge Inflation Opportunities - Service Class	✓
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)		✓
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)		✓
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)		✓
TA Small Mid Cap Value - Service Class		✓
TA T. Rowe Price Small Cap - Service Class		✓
TA TS&W International Equity - Service Class		✓
TA U.S. Equity Index - Service Class		✓
TA WMC US Growth - Service Class		✓
Vanguard VIF Balanced Allocation Portfolio
Vanguard VIF Conservative Allocation Portfolio		✓
Vanguard VIF Mid-Cap Index Portfolio		✓
Vanguard VIF Moderate Allocation Portfolio		✓

This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.

Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

IX.	The following APPENDICES have been added to this prospectus:

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT - TRANSAMERICA PRINCIPAL OPTIMIZERSM AND TRANSAMERICA INCOME EDGESM 1.2 RIDERS - REBALANCING EXAMPLES

The following demonstrates, on a purely hypothetical basis, the rebalancing mechanics of this guaranteed lifetime withdrawal benefit. The investment restrictions, rider fee percentages and withdrawal percentages for your rider may vary from the percentages used below.

Rebalancing Examples

The following examples assume the initial premium allocations listed in the table below, which we assume satisfy the premium investment requirements provided in the Rate Sheet Prospectus Supplement.

Investment Option Allocations:	Initial Premium Allocations	Initial Premium Allocation Percentages
Stable Account	$20,000	20%
Select Investment Option Fund A	$13,000	13%
Select Investment Option Fund B	$13,000	13%
Select Investment Option Fund C	$4,000	4%
Total Select Investment Options	$30,000	30%
Flexible Investment Option Fund A	$14,000	14%
Flexible Investment Option Fund B	$14,000	14%
Flexible Investment Option Fund C	$22,000	22%
Total Flexible Investment Options	$50,000	50%
Total Investments	$100,000	100%

Example 1: Calculation at rider issue for the rebalance allocations:

The Stable Account portion of the Policy Value is not included in the quarterly Rebalance, therefore the rebalancing allocation percentages are calculated by multiplying the initial premium allocation percentages for the Select Investment Options and Flexible Investment Options by a ratio. The ratio is calculated by taking 100%, divided by 100% less the Stable Account premium allocation percentage. The ratio for this example would be 100% / (100% - 20%) = 1.25.

Investment Option Allocations:	Initial Allocations	Initial Allocation Percentages	Rebalancing Allocation Percentages
Stable Account	$20,000	20%	N/A
Total Select Investment Options	$30,000	30%	37.5%
Total Flexible Investment Options	$50,000	50%	62.5%
Total Investments	$100,000	100%	100%

APPENDIX

HYPOTHETICAL ADJUSTED WITHDRAWALS - RETIREMENT INCOME MAX® 1.2 AND

RETIREMENT INCOME CHOICE® 1.7 RIDERS

When a withdrawal is taken, two parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base Components (“WBC”) (Step-Up Component, Growth Component and Growth Basis); and

2.	Rider Withdrawal Amount (“RWA”).

Withdrawal Base Component Adjustments. Gross withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base components. Gross withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base components by an amount equal to the greater of:

1)	the excess gross withdrawal amount; and

2)	a pro rata amount, the result of (A * B) / C, where:

A	is the excess withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);

B	is the withdrawal base component prior to the withdrawal of the excess amount; and

C	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.

Example 1 (Withdrawal Base Components):

Assumptions:

Step-Up Component = $100,000

Growth Component = $95,000

Growth Basis = $95,000

Withdrawal Percentage = 5%

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base (greater of the step-up component and the growth component))

Gross withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base components do not change.

Example 2 (Withdrawal Base Components demonstrating an Excess Withdrawal):

Assumptions:

Step-Up Component = $100,000

Growth Component = $95,000

Growth Basis = $95,000

Withdrawal Percentage = 5%

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base (greater of the step-up component and the growth component))

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

HYPOTHETICAL ADJUSTED WITHDRAWALS -RETIREMENT INCOME MAX® 1.2 AND RETIREMENT INCOME CHOICE® 1.7 RIDERS — (Continued)

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base components are affected by the excess withdrawal.

1.	The formula is (EWD * WBC before any adjustments) / (PV - 5% withdrawal)

2.	Step-Up Component = ($2,000 * $100,000) / ($90,000 - $5,000) = $2,352.94

3.	Growth Component = ($2,000 * $95,000) / ($90,000 - $5,000) = $2,235.29

4.	Growth Basis = ($2,000 * $95,000) / ($90,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the pro rata amount?

Step-Up Component: $2,352.94 pro rata amount.

Growth Component: $2,235.29 pro rata amount: and

Growth Basis: $2,235.29 pro rata amount.

Step Four. What is the new withdrawal base component value after the adjustments?

Step-Up Component: $100,000 - $2,352.94 = $97,647.06

Growth Component: $95,000 - $2,235.29 = $92,764.71

Growth Basis: $95,000 - $2,235.29 = $92,764.71

Step Five. What is the new withdrawal base upon which the rider withdrawal amount is based?

Withdrawal Base = Greater of the Step-Up Component ($97,647.06) or the Growth Component ($92,764.71) = $97,647.06

Result. The new withdrawal base is $97,647.06

New rider withdrawal amount:

Because the withdrawal base was reduced (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Question: What is the new rider withdrawal amount?

$97,647.06 (the reduced withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).

The Retirement Income Max® 1.2 and Retirement Income Choice® 1.7 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.

This disclosure explains the material features of the Retirement Income Max® 1.2 and Retirement Income Choice® 1.7 riders.

APPENDIX

HYPOTHETICAL ADJUSTED WITHDRAWALS - TRANSAMERICA PRINCIPAL OPTIMIZERSM AND

TRANSAMERICA INCOME EDGESM 1.2 RIDERS

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base Components (“WBC”) (Step-Up Component, Growth Component and Growth Basis);

2.	Rider Withdrawal Amount (“RWA); and

3.	Guaranteed Future Value (“GFV”) (if applicable)).

Withdrawal Base. Gross withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess withdrawal amount; and

2)	a pro rata amount, the result of (A * B) / C, where:

A	is the excess withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);

B	is the withdrawal base prior to the withdrawal of the excess amount; and

C	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

Guaranteed Future Value. Gross withdrawals in a rider year will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross withdrawal amount; and

2)	a pro rata amount, the result of (A * B) / C, where:

A is the excess gross withdrawal;

B is the guaranteed future value prior to the gross withdrawal; and

C is the policy value prior to the gross withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.

Example 1 (Base):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross withdrawal (”GPWD“) = $5,000

Excess withdrawal (”EWD“) = None

Policy Value (”PV“) = $100,000

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

HYPOTHETICAL ADJUSTED WITHDRAWALS -TRANSAMERICA PRINCIPAL OPTIMIZERSM AND TRANSAMERICA INCOME EDGESM 1.2 RIDERS — (Continued)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD * WB before any adjustments) / (PV – 5% withdrawal)

2.	($2,000 * $100,000) / ($90,000 - $5,000) = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new withdrawal base is $97,647.06

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Question: What is the new rider withdrawal amount?

$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).

Example 3 (Guaranteed Future Value):

Assumptions:

GFV = $100,000

GPWD = $10,000

PV = $90,000

Step One. Calculate how much of the guaranteed future value is affected by the gross withdrawal.

1.	Formula for pro rata amount is: (GPWD / PV * GFV)

2.	$10,000 / $90,000 * $100,000) = $11,111.11

Step Two. Which is larger, the actual $10,000 gross withdrawal amount or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount.

Step Three. What is the guaranteed future value after the withdrawal base has been taken?

$100,000 - $11,111.11 = $88,888.89.

Result. The guaranteed future value is $88,888.89.

The Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.

This disclosure explains the material features of the Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 riders.

APPENDIX

HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION - RETIREMENT

INCOME MAX® 1.2 RIDER

The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® 1.2 rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment		Withdrawal		Growth Component Adjustment		Step-Up Component Adjustment		Growth Component		Step-Up Component	Withdrawal Base		Rider Withdrawal Amount
	$100,000	$		$		$				$100,000		$100,000	$100,000			$6,300
1	$102,000	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$105,060	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$107,161	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$110,376	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$112,584	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$115,961	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$118,280	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$121,829	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$124,265	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$120,537	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$115,716	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$109,930	$		$		$		$		$124,265	[3]	$124,265	$124,265	[1]		$7,829
2	$112,129	$		$		$		$		$124,265		$124,265	$124,265			$7,829
2	$115,492	$		$		$		$		$124,265		$124,265	$124,265			$7,829
2	$117,802	$		$		$		$		$124,265		$124,265	$124,265			$7,829
2	$121,336	$		$		$		$		$124,265		$124,265	$124,265			$7,829
2	$124,976	$		$		$		$		$124,265		$124,265	$124,265			$7,829
2	$177,476		$50,000	$		$		$		$174,265		$174,265	$174,265			$10,979
2	$175,701	$		$		$		$		$174,265		$174,265	$174,265			$10,979
2	$172,187	$		$		$		$		$174,265		$174,265	$174,265			$10,979
2	$167,022	$		$		$		$		$174,265		$174,265	$174,265			$10,979
2	$163,681	$		$		$		$		$182,979	[3]	$177,476	$182,979	[2]		$11,528
2	$166,955	$		$		$		$		$182,979		$177,476	$182,979			$11,528
2	$170,294	$		$		$		$		$182,979		$177,476	$182,979			$11,528
3	$166,888	$		$		$		$		$182,979		$177,476	$182,979			$11,528
3	$171,895	$		$		$		$		$182,979		$177,476	$182,979			$11,528
3	$173,614	$		$		$		$		$182,979		$177,476	$182,979			$11,528
3	$178,822	$		$		$		$		$182,979		$177,476	$182,979			$11,528
3	$175,246	$		$		$		$		$182,979		$177,476	$182,979			$11,528
3	$151,741	$			$20,000		$9,676		$9,385	$173,302		$168,091	$173,303		$
3	$154,775	$		$		$		$		$173,302		$168,091	$173,303		$
3	$159,419	$		$		$		$		$173,302		$168,091	$173,303		$
3	$161,013	$		$		$		$		$173,302		$168,091	$173,303		$
3	$165,843	$		$		$		$		$173,302		$168,091	$173,303		$
3	$174,135	$		$		$		$		$173,302		$168,091	$173,303		$
3	$181,101	$		$		$		$		$181,101	[3]	$181,101	$181,101	[1]		$11,409

[1]	Automatic Step Up Applied

[2]	Growth Applied

[3]	Growth Basis Reset/Growth Component Stacking Applied

*	Growth Percentage = 5%

APPENDIX

HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION - RETIREMENT

INCOME CHOICE® 1.7 RIDER

The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Choice® 1.7 Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30% and the valuation frequency is annually.

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment		Withdrawal		Growth Component Adjustment		Step-Up Component Adjustment		Growth Component		Step-Up Component	Withdrawal Base		Rider Withdrawal Amount
	$100,000	$		$		$				$100,000		$100,000	$100,000			$6,300
1	$102,000	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$105,060	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$107,161	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$110,376	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$112,584	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$115,961	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$118,280	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$121,829	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$124,265	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$120,537	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$115,716	$		$		$		$		$100,000		$100,000	$100,000			$6,300
1	$109,930	$		$		$		$		$109,930	[3]	$109,930	$109,930	[1]		$6,926
2	$112,129	$		$		$		$		$109,930		$109,930	$109,930			$6,926
2	$115,492	$		$		$		$		$109,930		$109,930	$109,930			$6,926
2	$117,802	$		$		$		$		$109,930		$109,930	$109,930			$6,926
2	$121,336	$		$		$		$		$109,930		$109,930	$109,930			$6,926
2	$124,976	$		$		$		$		$109,930		$109,930	$109,930			$6,926
2	$177,476		$50,000	$		$		$		$159,930		$159,930	$159,930			$10,076
2	$175,701	$		$		$		$		$159,930		$159,930	$159,930			$10,076
2	$172,187	$		$		$		$		$159,930		$159,930	$159,930			$10,076
2	$167,022	$		$		$		$		$159,930		$159,930	$159,930			$10,076
2	$163,681	$		$		$		$		$159,930		$159,930	$159,930			$10,076
2	$166,955	$		$		$		$		$159,930		$159,930	$159,930			$10,076
2	$170,294	$		$		$		$		$170,294		$170,294	$170,294	[2]		$10,729
3	$166,888	$		$		$		$		$170,294		$170,294	$170,294			$10,729
3	$171,895	$		$		$		$		$170,294		$170,294	$170,294			$10,729
3	$173,614	$		$		$		$		$170,294		$170,294	$170,294			$10,729
3	$178,822	$		$		$		$		$170,294		$170,294	$170,294			$10,729
3	$175,246	$		$		$		$		$170,294		$170,294	$170,294			$10,729
3	$151,741	$			$20,000		$9,806		$9,806	$160,488		$160,488	$160,488		$
3	$154,775	$		$		$		$		$160,488		$160,488	$160,488		$
3	$159,419	$		$		$		$		$160,488		$160,488	$160,488		$
3	$161,013	$		$		$		$		$160,488		$160,488	$160,488		$
3	$165,843	$		$		$		$		$160,488		$160,488	$160,488		$
3	$174,135	$		$		$		$		$160,488		$160,488	$160,488		$
3	$181,101	$		$		$		$		$181,101	[3]	$181,101	$181,101	[1]		$11,409

[1]	Automatic Step Up Applied

[2]	Growth Applied

[3]	Growth Basis Reset/Growth Component Stacking Applied

*	Growth Percentage = 5%

APPENDIX

HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION -TRANSAMERICA

PRINCIPAL OPTIMIZERSM AND TRANSAMERICA INCOME EDGESM 1.2 RIDERS

The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 riders using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30% and the valuation frequency is annually.

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment		Withdrawal		Excess WB Adjustment		Withdrawal Base		Rider Withdrawal Amount
	$100,000	$		$		$		$100,000			$6,000
1	$102,000	$		$		$		$100,000			$6,000
1	$105,060	$		$		$		$100,000			$6,000
1	$107,161	$		$		$		$100,000			$6,000
1	$110,376	$		$		$		$100,000			$6,000
1	$112,584	$		$		$		$100,000			$6,000
1	$115,961	$		$		$		$100,000			$6,000
1	$118,280	$		$		$		$100,000			$6,000
1	$121,829	$		$		$		$100,000			$6,000
1	$124,265	$		$		$		$100,000			$6,000
1	$120,537	$		$		$		$100,000			$6,000
1	$115,716	$		$		$		$100,000			$6,000
1	$109,930	$		$		$		$109,930			$6,596
2	$112,129	$		$		$		$109,930			$6,596
2	$115,492	$		$		$		$109,930			$6,596
2	$117,802	$		$		$		$109,930			$6,596
2	$121,336	$		$		$		$109,930			$6,596
2	$124,976	$		$		$		$109,930			$6,596
2	$177,476		$50,000	$		$		$159,930			$9,596
2	$175,701	$		$		$		$159,930			$9,596
2	$172,187	$		$		$		$159,930			$9,596
2	$167,022	$		$		$		$159,930			$9,596
2	$163,681	$		$		$		$159,930			$9,596
2	$166,955	$		$		$		$159,930			$9,596
2	$170,294	$		$		$		$170,294	[1]		$10,218
3	$166,888	$		$		$		$170,294			$10,218
3	$171,895	$		$		$		$170,294			$10,218
3	$173,614	$		$		$		$170,294			$10,218
3	$178,822	$		$		$		$170,294			$10,218
3	$175,246	$		$		$		$170,294			$10,218
3	$151,741	$			$20,000		$10,314	$159,980		$
3	$154,775	$		$		$		$159,980		$
3	$159,419	$		$		$		$159,980		$
3	$161,013	$		$		$		$159,980		$
3	$165,843	$		$		$		$159,980		$
3	$174,135	$		$		$		$159,980		$
3	$181,101	$		$		$		$181,101	[1]		$10,866

(1)Automatic Step-Up Applied

X.	The following APPENDICES have been added to the end of this prospectus as it relates to the riders that have been removed from this prospectus and are no longer available:

APPENDIX

RIDER GRID VARIATIONS

The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.

Abbreviation	Definition	Abbreviation	Definition
DB	Death Benefit	RMD	Required Minimum Distribution
GFV	Guaranteed Future Value	RWA	Rider Withdrawal Amount
GLWB	Guaranteed Living Withdrawal Benefit	TWB	Total Withdrawal Base
GMLB	Guaranteed Minimum Living Benefit	WB	Withdrawal Base
GPS	Guaranteed Principal SolutionSM	WD	Withdrawal

Rider Name	Guaranteed Principal Solutions Rider (2005)	Retirement Income Max®[3]	Retirement Income Choice® 1.6[3]	Transamerica Income EdgeSM
Rider Form Number[1]	RGMB 4 0504	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)	RGMB 51 0616 - (Single Life) RGMB 51 0616 - (Joint Life)
Purpose of Rider

This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.

This rider is a combination of two separate annuity guarantees:

1) A GMWB and

2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).

The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.

This is a GLWB rider that guarantees withdrawals for the annuitant’s2 lifetime, regardless of policy value.

• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]

• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

This is a GLWB rider that guarantees withdrawals for the annuitant’s2 lifetime, regardless of policy value.

• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]

• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

This is a GLWB rider that guarantees withdrawals for the annuitant’s2 lifetime, regardless of policy value.

• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]

• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.

Availability

• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)

• Cannot be added to a policy with other active GMLB or GMIB riders.

• Cannot be added on policies with Growth or Double Enhanced Death Benefits.

• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.

• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).

• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)

• Maximum of 2 living Joint Owners (with one being the Annuitant)

• Cannot be added to a policy with other active GMLB or GMIB riders.

• Cannot be added on policies with Growth or Double Enhanced Death Benefits.

• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).

• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)

• Maximum of 2 living Joint Owners (with one being the Annuitant)

• Cannot be added to a policy with other active GMLB or GMIB riders.

• Cannot be added on policies with Growth or Double Enhanced Death Benefits.

• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).

• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)

• Maximum of 2 living Joint Owners (with one being the Annuitant)

• Cannot be added to a policy with other active GMLB or GMIB riders.

• Cannot be added on policies with Growth or Double Enhanced Death Benefits.

• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

APPENDIX – RIDER GRID — (Continued)
Rider Name	Living Benefit Rider 2004[3]	Retirement Income Max®[3]	Retirement Income Choice® 1.6[3]	Transamerica Income EdgeSM
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)	RGMB 51 0616 - (Single Life) RGMB 51 0616 - (Joint Life)
Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 0.90% (5/1/2009 - 11/3/13) Percentage of “Principal Back” TWB - 0.60% (prior to 5/1/2009)	You may contact us at for the current Rate Sheet Supplement applicable for this rider. For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.

Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices. You may contact us at for the current Rate Sheet Supplement applicable for this rider.

For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.

Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices. You may contact us at for the current Rate Sheet Supplement applicable for this rider.

For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.

Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.

• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.

• Deducted at each rider quarterversary in arrears during the accumulation phase.

• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.

• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.

• The base rider fee adjustment will be calculated using the same formula as the base rider fee.

• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

• A pro-rated fee is deducted at the time the rider is terminated or upgraded.

• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.

• Deducted at each rider quarterversary in arrears during the accumulation phase.

• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.

• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.

• The base rider fee adjustment will be calculated using the same formula as the base rider fee.

• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

• A pro-rated fee is deducted at the time the rider is terminated or upgraded.

• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.

• Deducted at each rider quarterversary in arrears during the accumulation phase.

• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.

• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.

• The base rider fee adjustment will be calculated using the same formula as the base rider fee.

• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

• A pro-rated fee is deducted at the time the rider is terminated or upgraded.

Death Benefit	N/A	N/A

For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant2, this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.

The RDB does not reset due to the automatic step-up feature.

N/A

APPENDIX – RIDER GRID — (Continued)
Rider Name	Living Benefit Rider 2004[3]	Retirement Income Max®[3]	Retirement Income Choice® 1.6[3]	Transamerica Income EdgeSM
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)	RGMB 51 0616 - (Single Life) RGMB 51 0616 - (Joint Life)

Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.

Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.

PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.

Must adhere to the Portfolio Allocation Method. See below

American Funds Bond Fund

TA Aegon US Government Securities

TA American Funds Managed Risk - Balanced

TA BlackRock Global Allocation Managed Risk – Balanced

TA BlackRock Government Money Market

TA BlackRock iShares Edge 40

TA BlackRock iShares Edge 50

TA JPMorgan Asset Allocation - Conservative

TA JPMorgan Asset Allocation - Moderate

TA JPMorgan Core Bond

TA JPMorgan Tactical Allocation

TA Legg Mason Dynamic Allocation - Balanced

TA Madison Diversified Income

TA Managed Risk – Balanced ETF

TA Managed Risk – Conservative ETF

TA PIMCO Tactical - Conservative

TA PIMCO Total Return

TA PineBridge Inflation Opportunities

TA QS Investors Active Asset Allocation - Conservative

TA QS Investors Active Asset Allocation - Moderate

Fixed Account

Designated Allocation Group A

AB Balanced Wealth Strategy Portfolio

AB Growth and Income Portfolio

American Funds Asset Allocation Fund

American Funds Bond Fund

American Funds Growth Fund

American Funds Growth-Income Fund

American Funds – International Fund

Fidelity VIP Balanced Portfolio

Fidelity VIP Contrafund Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Value Strategies Portfolio

State Street Total Return V.I.S. Fund

TA 60/40 Allocation

TA Aegon High Yield Bond

TA Aegon US Government Securities

TA American Funds Managed Risk - Balanced

TA Barrow Hanley Dividend Focused

TA BlackRock Global Allocation

TA BlackRock Global Allocation Managed Risk - Balanced

TA BlackRock Global Allocation Managed Risk - Growth

TA BlackRock Global Real Estate Securities

Select Investment Options

American Funds – Bond Fund

TA Aegon U.S. Government Securities

TA BlackRock Government Money Market

TA JPMorgan Core Bond

TA PIMCO Total Return

TA PineBridge Inflation Opportunities

Flexible Investment Options

All other funds available for this product are considered to be Flexible Investment Options.

TA BlackRock Government Money Market

TA BlackRock iShares Edge 40

TA BlackRock iShares Edge 50

TA BlackRock iShares Edge 75

TA BlackRock iShares Edge 100

TA BlackRock Tactical Allocation

TA Greystone International Growth

TA International Equity Index

TA Janus Balanced

TA Janus Mid-Cap Growth

TA JPMorgan Asset Allocation - Conservative

TA JPMorgan Asset Allocation – Growth

TA JPMorgan Asset Allocation - Moderate

TA JPMorgan Asset Allocation - Moderate Growth

TA JPMorgan Core Bond

TA JPMorgan Enhanced Index

TA JPMorgan International Moderate Growth

TA JPMorgan Mid Cap Value

TA JPMorgan Tactical Allocation

TA Legg Mason Dynamic Allocation - Balanced

TA Legg Mason Dynamic Allocation - Growth

TA Levin Large Cap Value

TA Madison Diversified Income

TA Managed Risk – Balanced ETF

TA Managed Risk – Conservative ETF

TA Managed Risk – Growth ETF

TA Market Participation Strategy

TA Morgan Stanley Capital Growth

TA Multi-Managed Balanced

TA Multi-Manager Alternative Strategies

TA PIMCO Tactical - Balanced

TA PIMCO Tactical - Conservative

TA PIMCO Tactical - Growth

TA PIMCO Total Return

TA PineBridge Inflation Opportunities

TA QS Investors Active Asset Allocation - Conservative

TA QS Investors Active Asset Allocation - Moderate

TA QS Investors Active Asset Allocation – Moderate Growth

TA Small Mid Cap Value

TA T. Rowe Price Small Cap

TA TS&W International Equity

TA U.S. Equity Index

TA WMC US Growth

Fixed Account

APPENDIX – RIDER GRID — (Continued)
Rider Name	Living Benefit Rider 2004[3]	Retirement Income Max®[3]	Retirement Income Choice® 1.6[3]	Transamerica Income EdgeSM
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)	RGMB 51 0616 - (Single Life) RGMB 51 0616 - (Joint Life)
Allocation Methods

Portfolio Allocation Method (PAM):

• This program will automatically allocate assets from the policyholder’s separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.

• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder’s current separate account values).

• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.

• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.

Current PAM Safe Fund: TA U.S. Government Securities

		N/A	N/A	N/A
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” and “Adjusted Partial Withdrawals - Income Link” appendices for examples showing the effect of withdrawals on the WB.

The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:

a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.

b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant’s 59th birthday until at least the later of the death of the annuitant or the

The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Please see the Prior Withdrawal and Growth Percentages Appendix in the Statement of Additional Information for your applicable Withdrawal Percentage.

• Starting the rider anniversary following the annuitant’s2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.

• On each rider anniversary, the RWA will be reset equal to the greater of:

1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2]

The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Single Life Riders

Age 1st WD Single Life WD%

0-58             0.0%

59-64           4.0%

65-79           5.0%

80 +              6.0%

Joint Life Riders

Issued on or after 5/1/14

Age 1st WD Joint Life WD%

0-58             0.0%

59-64           4.0%

65-79           5.0%

80 +              6.0%

Issued prior to 5/1/14

0-58             0.0%

59-64           3.5%

65-79           4.5%

The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Single Life Riders

Age 1st WD during Rider Years 1-3   Single Life WD%

0-58             0.0%

59-64           4.0%

65-79           5.0%

80 +             6.0%

Joint Life Riders

Age 1st WD during Rider Years 1-3   Joint Life WD%

0-58             0.0%

59-64           3.5%

65-79           4.5%

80 +             5.5%

Single Life Riders

Age 1st WD during Rider Years 4-6   Single Life WD%

0-58             0.0%

time when the 5% For Life MRWA* has reached zero.

* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.

• The policyholder does not have to take the entire MAWA in any year.

• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.

at the time of their first withdrawal if applicable, and

2) The RMD amount for this policy for the current calendar year.

• The policyholder does not have to take the entire RWA in any year.

• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

80 +             5.5%

• Starting the rider anniversary following the annuitant’s2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.

• On each rider anniversary, the RWA will be reset equal to the greater of:

1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and

2) The RMD amount for this policy for the current calendar year.

• The policyholder does not have to take the entire RWA in any year.

• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

59-64             5.0%

65-79             6.0%

80 +               7.0%

Joint Life Riders

Age 1st WD during Rider Years 4-6   Joint Life WD%

0-58              0.0%

59-64             4.5%

65-79             5.5%

80 +               6.5%

Single Life Riders

Age 1st WD during Rider Years 7+   Single Life WD%

0-58              0.0%

59-64             6.0%

65-79             7.0%

80 +               8.0%

Joint Life Riders

Age 1st WD during Rider Years 7+   Joint Life WD%

0-58              0.0%

59-64            5.5%

65-79            6.5%

80 +               7.5%

Automatic Step-Up Benefit	N/A

On each rider anniversary, the WB will be set to the greatest of:

1) The current WB:

2) The policy value on the rider anniversary;

3) The highest policy value on a rider monthiversarySM*; or

4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**

* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.

** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.

A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.

• If the largest value is 1) or 4) above, this is not considered a step-up.

• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee. —Must be in writing.

• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.

On each rider anniversary, the WB will be set to the greatest of:

1) The current WB:

2) The policy value on the rider anniversary;

3) The highest policy value on a rider monthiversarySM*; or

4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**

* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.

** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.

A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.

• If the largest value is 1) or 4) above, this is not considered a step-up.

• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee. —Must be in writing.

• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.

On each rider anniversary, the WB will be set to the greatest of:

1) The current WB:

2) The policy value on the rider anniversary;

3) The highest policy value on a rider monthiversarySM*; or

4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**

* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.

** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.

A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.

• If the largest value is 1) or 4) above, this is not considered a step-up.

• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee. —Must be in writing.

• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.

NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.

Appendix – Rider grid — (Continued)
Rider Name	Living Benefit Rider 2004[3]	Retirement Income Max®[3]	Retirement Income Choice® 1.6[3]	Transamerica Income EdgeSM
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 41 0513 - (Single Life) RGMB 41 0513 - (Joint Life)	RGMB 37 0809 - (w/o IE) RGMB 38 0809 - (with IE)	RGMB 51 0616 - (Single Life) RGMB 51 0616 - (Joint Life)
Exercising Rider

“For Life” GMWB:

The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant’s death or 2) the “For Life” MRWA is zero.

“Principal Back” GMWB:

The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.

“GMAB”:

At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.

a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.

b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.

Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.

Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.

Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.

Exercising the Income Enhancement Option:

If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).

Qualifications:

– Confinement must be due to a medical necessity due to physical or cognitive ailment.

– Must be the annuitant[2] who is confined.

– Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.

– Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.

– Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.

– Qualification standards can be met again on the annuitant’s2 life.

Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Income Benefit or Other Benefit Payout Considerations

The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.

Year Rec’d % Added to GFV

1                         100%

2                           90%

3                           80%

4                           70%

5                           60%

6-10                       50%

10+                          0%

At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.

Growth: Benefit is not elected separately, but is built into the rider. The WB will grow annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year growth will not be applied.

Please see the Prior Withdrawal and Growth Percentages Appendix in the Statement of Additional Information for your applicable Growth Percentage.

NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

Growth: Benefit is not elected separately, but is built into the rider. The WB will grow annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year growth will not be applied.

For riders issued on or after

May 1, 2014            5.5%

For riders issued prior to

May 1, 2014            5.0%

NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

N/A
Rider Upgrade

• May upgrade any time after the 5th anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.

• Must be prior to the annuitant’s

N/A

[• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.

• Rider availability and fees may vary at time of upgrade

• Upgrades are subject to issue age restrictions of the rider at the

N/A

86th birthday • An upgrade will reset the MRWA, TWB, MAWA and the GFV values. • Rider Fee will be the fee that applies to the new rider at the time of upgrade.

time of upgrade. Currently the maximum upgrade age is 85 years old.

• An upgrade will reset the WB and RDB.

• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.

• Growth percentage will be the percentage available at

the time of upgrade. • Upgrades allowed within a 30 day window following each successive 5th rider anniversary.

• Rider availability and fees may vary at time of upgrade

• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.

• An upgrade will reset the WB and RDB.

• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.

• Growth percentage will be the percentage available at the time of upgrade.

Rider Termination

• The rider will be terminated upon policy surrender, annuitization or upgrade.

• The policyholder must wait 5 years from the Rider Start Date to terminate.

• After the five-year waiting period, the policyholder may terminate the rider at any time.

• The rider will be terminated the date we receive written notice from you requesting termination

• The rider can be “free looked” within 30 days of issue. The request must be made in writing.

• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.

• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

• Termination allowed within 30 day window following each successive 5th rider anniversary.

• The rider will be terminated the date we receive written notice from you requesting termination.

• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.

• The rider can be “free looked” within 30 days of issue. The request must be made in writing.

• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.

• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

• Termination allowed within 30 day window following each successive 5th rider anniversary.

• The rider will be terminated the date we receive written notice from you requesting termination.

• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.

• The rider can be “free looked” within 30 days of issue. The request must be made in writing.

• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.

• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.

• Termination allowed within 30 day window following each successive 5th rider anniversary.

• The rider will be terminated the date we receive written notice from you requesting termination.

• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.

APPENDIX

DESIGNATED INVESTMENT OPTIONS

The table below identifies the Designated Investment Options available for use with the Death Benefit, Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.

	Annual Step-Up Death Benefit	Retirement Income Max ® Rider	Retirement Income Max ® Rider	Retirement Income Choice ® 1.6 Rider	Retirement Income Choice ® 1.6 Rider
Subaccounts		Prior to 2/1/18	Post 2/1/18	Prior to 2/28/19	Post 3/1/18
AB Balanced Wealth Strategy Portfolio - Class B	Ö			A	A
AB Growth and Income Portfolio - Class B	Ö				A
American Funds - Asset Allocation FundSM - Class 2	Ö				A
American Funds - Bond FundSM - Class 2	Ö	Ö	Ö	C	A
American Funds - Growth FundSM - Class 2	Ö				A
American Funds - Growth-Income FundSM - Class 2	Ö				A
American Funds - International FundSM - Class 2	Ö				A
Fidelity® VIP Balanced Portfolio - Service Class 2	Ö				A
Fidelity® VIP Contrafund® Portfolio - Service Class 2	Ö				A
Fidelity® VIP Mid Cap Portfolio - Service Class 2	Ö				A
Fidelity® VIP Value Strategies Portfolio - Service Class 2	Ö				A
State Street Total Return V.I.S. Fund - Class 3	Ö			A	A
TA 60/40 Allocation - Service Class	Ö			A	A
TA Aegon High Yield Bond - Service Class	Ö				A
TA Aegon U.S. Government Securities - Service Class	Ö	Ö	Ö	C	A
TA American Funds Managed Risk - Balanced - Service Class(1)	Ö		Ö	B	A
TA Barrow Hanley Dividend Focused - Service Class	Ö				A
TA BlackRock Global Allocation - Service Class	Ö			A	A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	Ö		Ö	B	A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)	Ö			A	A
TA BlackRock Global Real Estate Securities - Service Class	Ö				A
TA BlackRock Government Money Market - Service Class	Ö	Ö	Ö	C	A
TA BlackRock iShares Edge 40- Service Class	Ö		Ö	C	A
TA BlackRock iShares Edge 50 - Service Class	Ö		Ö	B	A
TA BlackRock iShares Edge 75 - Service Class	Ö			A	A
TA BlackRock iShares Edge 100 - Service Class	Ö				A
TA BlackRock Tactical Allocation - Service Class(1)	Ö			B	A
TA Greystone International Growth - Service Class	Ö				A
TA International Equity Index - Service Class	Ö				A
TA Janus Balanced - Service Class	Ö			A	A
TA Janus Mid-Cap Growth - Service Class	Ö				A

DESIGNATED INVESTMENT OPTIONS — (Continued)
	Annual Step-Up Death Benefit	Retirement Income Max ® Rider	Retirement Income Max ® Rider	Retirement Income Choice ® 1.6 Rider	Retirement Income Choice ® 1.6 Rider
Subaccounts		Prior to 2/1/18	Post 2/1/18	Prior to 2/28/19	Post 3/1/18
TA JPMorgan Asset Allocation - Conservative - Service Class(1)	Ö	Ö	Ö	C	A
TA JPMorgan Asset Allocation - Growth - Service Class	Ö				A
TA JPMorgan Asset Allocation - Moderate - Service Class(1)	Ö		Ö	B	A
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)	Ö			A	A
TA JPMorgan Core Bond - Service Class	Ö	Ö	Ö	C	A
TA JPMorgan Enhanced Index - Service Class	Ö				A
TA JPMorgan International Moderate Growth - Service Class(1)	Ö			A	A
TA JPMorgan Mid Cap Value - Service Class	Ö				A
TA JPMorgan Tactical Allocation - Service Class	Ö	Ö	Ö	C	A
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	Ö	Ö	Ö	B	A
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)	Ö			A	A
TA Levin Large Cap Value - Service Class	Ö				A
TA Madison Diversified Income - Service Class	Ö	Ö	Ö	B	A
TA Managed Risk - Balanced ETF - Service Class(1)	Ö	Ö	Ö	B	A
TA Managed Risk - Conservative ETF - Service Class(1)	Ö	Ö	Ö	C	A
TA Managed Risk - Growth ETF - Service Class(1)	Ö			A	A
TA Market Participation Strategy - Service Class(1)	Ö			B	A
TA Morgan Stanley Capital Growth - Service Class	Ö				A
TA Multi-Managed Balanced - Service Class	Ö			A	A
TA Multi-Manager Alternative Strategies - Service Class	Ö				A
TA PIMCO Tactical - Balanced - Service Class(1)	Ö			B	A
TA PIMCO Tactical - Conservative - Service Class(1)	Ö	Ö	Ö	C	A
TA PIMCO Tactical - Growth - Service Class(1)	Ö			A	A
TA PIMCO Total Return - Service Class	Ö	Ö	Ö	C	A
TA PineBridge Inflation Opportunities - Service Class	Ö	Ö	Ö	C	A
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	Ö	Ö	Ö	C	A
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	Ö	Ö	Ö	B	A
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)	Ö			A	A
TA Small Mid Cap Value - Service Class	Ö				A
TA T. Rowe Price Small Cap - Service Class	Ö				A
TA TS&W International Equity - Service Class	Ö				A
TA U.S. Equity Index - Service Class	Ö				A
TA WMC US Growth - Service Class	Ö				A
Fixed Account	Ö	Ö	Ö	C	A

This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.

Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX

TRANSAMERICA INCOME EDGESM INVESTMENT OPTIONS

The table below identifies the Select Investment Options and Flexible Investment Options available for use with the Transamerica Income EdgeSM rider.

	Select Investment Options	Flexible Investment Options
Subaccounts
AB Balanced Wealth Strategy Portfolio - Class B		Ö
AB Growth and Income Portfolio - Class B		Ö
American Funds - Asset Allocation FundSM - Class 2		Ö
American Funds - Bond FundSM - Class 2	Ö
American Funds - Growth FundSM - Class 2		Ö
American Funds - Growth-Income FundSM - Class 2		Ö
American Funds - International FundSM - Class 2		Ö
Fidelity® VIP Balanced Portfolio - Service Class 2		Ö
Fidelity® VIP Contrafund® Portfolio - Service Class 2		Ö
Fidelity® VIP Mid Cap Portfolio - Service Class 2		Ö
Fidelity® VIP Value Strategies Portfolio - Service Class 2		Ö
State Street Total Return V.I.S. Fund - Class 3		Ö
TA 60/40 Allocation - Service Class		Ö
TA Aegon High Yield Bond - Service Class		Ö
TA Aegon U.S. Government Securities - Service Class	Ö
TA American Funds Managed Risk - Balanced - Service Class(1)		Ö
TA Barrow Hanley Dividend Focused - Service Class		Ö
TA BlackRock Global Allocation - Service Class		Ö
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)		Ö
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)		Ö
TA BlackRock Global Real Estate Securities - Service Class		Ö
TA BlackRock Government Money Market - Service Class	Ö
TA BlackRock iShares Edge 40- Service Class		Ö
TA BlackRock iShares Edge 50 - Service Class		Ö
TA BlackRock iShares Edge 75 - Service Class		Ö
TA BlackRock iShares Edge 100 - Service Class		Ö
TA BlackRock Tactical Allocation - Service Class(1)		Ö
TA Greystone International Growth - Service Class		Ö
TA International Equity Index - Service Class		Ö
TA Janus Balanced - Service Class		Ö
TA Janus Mid-Cap Growth - Service Class		Ö

TRANSAMERICA INCOME EDGESM Investment Options — (Continued)
	Select Investment Options	Flexible Investment Options
Subaccounts
TA JPMorgan Asset Allocation - Conservative - Service Class(1)		Ö
TA JPMorgan Asset Allocation - Growth - Service Class		Ö
TA JPMorgan Asset Allocation - Moderate - Service Class(1)		Ö
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)		Ö
TA JPMorgan Core Bond - Service Class	Ö
TA JPMorgan Enhanced Index - Service Class		Ö
TA JPMorgan International Moderate Growth - Service Class(1)		Ö
TA JPMorgan Mid Cap Value - Service Class		Ö
TA JPMorgan Tactical Allocation - Service Class		Ö
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)		Ö
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)		Ö
TA Levin Large Cap Value - Service Class		Ö
TA Madison Diversified Income - Service Class		Ö
TA Managed Risk - Balanced ETF - Service Class(1)		Ö
TA Managed Risk - Conservative ETF - Service Class(1)		Ö
TA Managed Risk - Growth ETF - Service Class(1)		Ö
TA Market Participation Strategy - Service Class(1)		Ö
TA Morgan Stanley Capital Growth - Service Class		Ö
TA Multi-Managed Balanced - Service Class		Ö
TA Multi-Manager Alternative Strategies - Service Class		Ö
TA PIMCO Tactical - Balanced - Service Class(1)		Ö
TA PIMCO Tactical - Conservative - Service Class(1)		Ö
TA PIMCO Tactical - Growth - Service Class(1)		Ö
TA PIMCO Total Return - Service Class	Ö
TA PineBridge Inflation Opportunities - Service Class	Ö
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)		Ö
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)		Ö
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)		Ö
TA Small Mid Cap Value - Service Class		Ö
TA T. Rowe Price Small Cap - Service Class		Ö
TA TS&W International Equity - Service Class		Ö
TA U.S. Equity Index - Service Class		Ö
TA WMC US Growth - Service Class		Ö

This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.

Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

APPENDIX

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Guaranteed Principal SolutionSM rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross withdrawal;

B	is the policy value immediately prior to the gross withdrawal; and

C	is the guaranteed future value immediately prior to the gross withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base. Gross withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

Example 2 (7% “principal back”):

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

GUARANTEED PRINCIPAL SOLUTIONSM RIDER ADJUSTED WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX

PAM METHOD TRANSFERS

To make the Guaranteed Principal SolutionSM rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.

The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:

Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.

Following is a brief discussion of the values used in the formula.

◆	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.

◆	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.

◆	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

◆	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Guaranteed Principal SolutionSM rider. This value may change over time.

◆

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

◆

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

◆

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.

◆

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

◆

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

PAM METHOD TRANSFERS - (Continued)

◆

The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.

◆

The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.

Example:

Day 1: Policy Value Declines by 10%

For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:

Rate = 3%

Volatility = 15%

Fees = 3.05%

Time = 10

FATT = 95%

SATT =105%

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(.90)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]

d1=.658832

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))

X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))

X = 36.7235%

Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.

Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:

Rate = 2%

Volatility = 15%

Fees = 3.05%

Time = 10

FATT = 85.5% (G last transfer *.95) = (.9*.95)

SATT = 94.5% (G last transfer *1.05) = (.9*1.05)

PAM Subaccount Value = $33,051.15

Value in other investment options = $65,948.85 ($99,000 - $33,051.15)

PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]

d1= -.005376

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))

PAM METHOD TRANSFERS — (Continued)

X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))

X = 37.0143%

Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT and SATT will not recalculate.

Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value

For purposes of this example we will assume that after the policy value recovered further the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:

Rate = 3%

Volatility = 15%

Fees = 3.05%

Time = 10

FATT = 85.5%

SATT = 94.5%

PAM Subaccount Value = $33,051.15

Value in other investment options = $71,948.85 ($105,000 - $33,051.15)

PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]

d1= .329488

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))

X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))

X = 27.3394%

While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT - TRANSAMERICA INCOME EDGESM RIDER - REBALANCING EXAMPLES

The following demonstrates, on a purely hypothetical basis, the rebalancing mechanics of this guaranteed lifetime withdrawal benefit. The investment restrictions, rider fee percentages and withdrawal percentages for your rider may vary from the percentages used below.

Rebalancing Examples

The following examples assume the initial premium allocations listed in the table below, which we assume satisfy the premium investment requirements provided in the Rate Sheet Prospectus Supplement.

Investment Option Allocations:	Initial Premium Allocations	Initial Premium Allocation Percentages
Stable Account	$20,000	20%
Select Investment Option Fund A	$13,000	13%
Select Investment Option Fund B	$13,000	13%
Select Investment Option Fund C	$4,000	4%
Total Select Investment Options	$30,000	30%
Flexible Investment Option Fund A	$14,000	14%
Flexible Investment Option Fund B	$14,000	14%
Flexible Investment Option Fund C	$22,000	22%
Total Flexible Investment Options	$50,000	50%
Total Investments	$100,000	100%

Example 1: Calculation at rider issue for the rebalance allocations:

The Stable Account portion of the Policy Value is not included in the quarterly Rebalance, therefore the rebalancing allocation percentages are calculated by multiplying the initial premium allocation percentages for the Select Investment Options and Flexible Investment Options by a ratio. The ratio is calculated by taking 100%, divided by 100% less the Stable Account premium allocation percentage. The ratio for this example would be 100% / (100% - 20%) = 1.25.

Investment Option Allocations:	Initial Allocations	Initial Allocation Percentages	Rebalancing Allocation Percentages
Stable Account	$20,000	20%	N/A
Total Select Investment Options	$30,000	30%	37.5%
Total Flexible Investment Options	$50,000	50%	62.5%
Total Investments	$100,000	100%	100%

Whole percentages are required for the rebalancing percentages and must sum up to equal 100%. To satisfy this requirement and ensure the rebalancing allocation requirement is met for each of the investment options, the sum of the Select Investment Options rebalancing percentage is rounded to the nearest whole percent (hereafter referred to as Select Rebalance Total) but no less than the minimum allocation for rebalance. The Select Rebalance Total is deducted from 100% to get the Total Flexible Investment Options rebalancing percentage (hereafter referred to as Flexible Rebalance Total). The Select Rebalance Total and Flexible Rebalance Total percentages are the end result which will be achieved by the quarterly Rebalance.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT -TRANSAMERICA INCOME EDGESM RIDER - REBALANCING EXAMPLES - (Continued)

Table 1:

Investment Option Allocations:	Unrounded Rebalancing Percentages	Rounded Rebalancing Percentages
Stable Account	N/A	N/A
Total Select Investment Options	37.5%	38	%(1)
Total Flexible Investment Options	62.5%	62	%(2)
Total Investments	100%	100%

(1)Select Rebalance Total

(2)Flexible Rebalance Total

We apply the same ratio and rounding to each individual investment option chosen and sum up the total Select and total Flexible Investment Options separately. The totals are compared to Select Rebalance Total and Flexible Rebalance Total to determine where any adjustments need to be made. In the example below, adjustments will need to be made to the Select Investment Options to bring the total percentage up to 38% and the Flexible Investment Options down to 62%, per the result from Table 1.

Table 2:

Investment Option Allocations:	Initial Allocations	Initial Percentages	Rebalancing Percentages
Stable Account	$20,000	20%	N/A
Select Investment Option Fund A	$13,000	13%	16%
Select Investment Option Fund B	$13,000	13%	16%
Select Investment Option Fund C	$4,000	4%	5%
Total Select Investment Options	$30,000	30%	37%
Flexible Investment Option Fund A	$14,000	14%	18%
Flexible Investment Option Fund B	$14,000	14%	18%
Flexible Investment Option Fund C	$22,000	22%	28%
Total Flexible Investment Options	$50,000	50%	64%
Total Investments	$100,000	100%	101%

To get the total Select Investment Options rebalancing percent to equal 38%, we must add 1% to one of the funds. Any adjustments will first be made equally to the fund(s) with the greatest allocation. If there are multiple funds with the greatest allocation and the adjustments cannot be divided equally, we will adjust in alphabetical order the fund(s) with the greatest allocation. In the example below, we made the adjustment to the Select Investment Option Fund A.

To get the total Flexible Investment Options rebalancing percent to equal 62%, we must subtract 2% from one or more funds. Since there is only one fund with the greatest allocation, we have made the adjustment to the Flexible Investment Option Fund C.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT - TRANSAMERICA INCOME EDGESM RIDER - REBALANCING EXAMPLES - (Continued)

Table 3:

Investment Option Allocations:	Initial Allocations	Initial Percentages	Rebalancing Percentages
Stable Account	$20,000	20%	N/A
Select Investment Option Fund A	$13,000	13%	17%
Select Investment Option Fund B	$13,000	13%	16%
Select Investment Option Fund C	$4,000	4%	5%
Total Select Investment Options	$30,000	30%	38%
Flexible Investment Option Fund A	$14,000	14%	18%
Flexible Investment Option Fund B	$14,000	14%	18%
Flexible Investment Option Fund C	$22,000	22%	26%
Total Flexible Investment Options	$50,000	50%	62%
Total Investments	$100,000	100%	100%

Example 2: Calculation for first quarter rebalance:

At the end of the first Rider Quarter, assume that the investment options have the following values:

Table 4:

Investment Option Allocations:	Allocation Amounts before Rebalance	Allocation Percentage of rebalancing funds Prior to Rebalance
Stable Account	$20,050	N/A
Select Investment Option Fund A	$13,090	17%
Select Investment Option Fund B	$11,550	15%
Select Investment Option Fund C	$3,850	5%
Total Select Investment Options	$28,490	37%
Flexible Investment Option Fund A	$13,090	17%
Flexible Investment Option Fund B	$14,630	19%
Flexible Investment Option Fund C	$20,790	27%
Total Flexible Investment Options	$48,510	63%
Total Investments	$97,050	100%

The result of the Rebalance back to the rebalancing percentages from Table 3 is:

Table 5:

Investment Option Allocations:	Allocation amounts after Rebalance	Allocation of Rebalancing after Rebalance	Allocation of Policy Value Rebalance
Stable Account	$20,050	N/A	21%
Select Investment Option Fund A	$13,090	17%	13%
Select Investment Option Fund B	$12,320	16%	13%
Select Investment Option Fund C	$3,850	5%	4%
Total Select Investment Options	$29,260	38%	30%
Flexible Investment Option Fund A	$13,860	18%	14%
Flexible Investment Option Fund B	$13,860	18%	14%
Flexible Investment Option Fund C	$20,020	26%	21%
Total Flexible Investment Options	$47,740	62%	49%
Total Investments	$97,050	100%	100%

This rebalancing process will continue on a quarterly basis while this rider is in force.

APPENDIX

HYPOTHETICAL ADJUSTED WITHDRAWALS - GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDERS

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);

2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and

3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1) the excess gross partial withdrawal amount; and

2) a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1) the excess gross partial withdrawal amount; and

2) a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.

Example 1 (Base):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

HYPOTHETICAL ADJUSTED WITHDRAWALS - GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDERS - (Continued)

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new withdrawal base is $97,647.06

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Question: What is the new rider withdrawal amount?

$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Withdrawal Percentage = 5%

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

HYPOTHETICAL ADJUSTED WITHDRAWALS - GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDERS - (Continued)

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

Withdrawal Percentage = 5%

WB at rider issue = $100,000

WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1. Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)

2. $100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

Withdrawal Percentage = 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.

GPWD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1. Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2. ($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1. Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74

2. $100,000 - $10,226.74 = $89,773.26.

HYPOTHETICAL ADJUSTED WITHDRAWALS - GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDERS - (Continued)

Result. The rider benefit is $89,773.26.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

The Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.

This disclosure explains the material features of the Retirement Income Max® and Retirement Income Choice® 1.6 riders.

APPENDIX

HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION - RETIREMENT INCOME MAX® RIDER

The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max ® rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment		Withdrawal		Excess WB Adjustment		Growth Amount*		High MonthiversarySM Value		Withdrawal Base		Rider Withdrawal Amount
	$100,000	$		$		$		$			$100,000	$100,000			$6,300
1	$102,000	$		$		$		$			$102,000	$100,000			$6,300
1	$105,060	$		$		$		$			$105,060	$100,000			$6,300
1	$107,161	$		$		$		$			$107,161	$100,000			$6,300
1	$110,376	$		$		$		$			$110,376	$100,000			$6,300
1	$112,584	$		$		$		$			$112,584	$100,000			$6,300
1	$115,961	$		$		$		$			$115,961	$100,000			$6,300
1	$118,280	$		$		$		$			$118,280	$100,000			$6,300
1	$121,829	$		$		$		$			$121,829	$100,000			$6,300
1	$124,265	$		$		$		$			$124,265	$100,000			$6,300
1	$120,537	$		$		$		$			$124,265	$100,000			$6,300
1	$115,716	$		$		$		$			$124,265	$100,000			$6,300
1	$109,930	$		$		$			$105,000		$124,265	$124,265	[1]		$7,829
2	$112,129	$		$		$		$			$112,129	$124,265			$7,829
2	$115,492	$		$		$		$			$115,492	$124,265			$7,829
2	$117,802	$		$		$		$			$117,802	$124,265			$7,829
2	$121,336	$		$		$		$			$121,336	$124,265			$7,829
2	$124,976	$		$		$		$			$124,976	$124,265			$7,829
2	$177,476		$50,000	$		$		$			$177,476	$174,265			$10,979
2	$175,701	$		$		$		$			$177,476	$174,265			$10,979
2	$172,187	$		$		$		$			$177,476	$174,265			$10,979
2	$167,022	$		$		$		$			$177,476	$174,265			$10,979
2	$163,681	$		$		$		$			$177,476	$174,265			$10,979
2	$166,955	$		$		$		$			$177,476	$174,265			$10,979
2	$170,294	$		$		$			$182,979		$177,476	$182,979	[2]		$11,528
3	$166,888	$		$		$		$			$166,888	$182,979			$11,528
3	$171,895	$		$		$		$			$171,895	$182,979			$11,528
3	$173,614	$		$		$		$			$173,614	$182,979			$11,528
3	$178,822	$		$		$		$			$178,822	$182,979			$11,528
3	$175,246	$		$		$		$			$178,822	$182,979			$11,528
3	$151,741	$			$20,000		$9,676	$		$		$173,303		$
3	$154,775	$		$		$		$		$		$173,303		$
3	$159,419	$		$		$		$		$		$173,303		$
3	$161,013	$		$		$		$		$		$173,303		$
3	$165,843	$		$		$		$		$		$173,303		$
3	$174,135	$		$		$		$		$		$173,303		$
3	$181,101	$		$		$		$		$		$181,101	[1]		$11,409

Automatic Step Up Applied

Growth Applied

*	Growth Percentage = 5%

APPENDIX

HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION - TRANSAMERICA INCOME EDGESM RIDER

The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Transamerica Income EdgeSM rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment		Withdrawal		Excess WB Adjustment		Withdrawal Base		Rider Withdrawal Amount
	$100,000	$		$		$		$100,000			$6,000
1	$102,000	$		$		$		$100,000			$6,000
1	$105,060	$		$		$		$100,000			$6,000
1	$107,161	$		$		$		$100,000			$6,000
1	$110,376	$		$		$		$100,000			$6,000
1	$112,584	$		$		$		$100,000			$6,000
1	$115,961	$		$		$		$100,000			$6,000
1	$118,280	$		$		$		$100,000			$6,000
1	$121,829	$		$		$		$100,000			$6,000
1	$124,265	$		$		$		$100,000			$6,000
1	$120,537	$		$		$		$100,000			$6,000
1	$115,716	$		$		$		$100,000			$6,000
1	$109,930	$		$		$		$109,930			$6,596
2	$112,129	$		$		$		$109,930			$6,596
2	$115,492	$		$		$		$109,930			$6,596
2	$117,802	$		$		$		$109,930			$6,596
2	$121,336	$		$		$		$109,930			$6,596
2	$124,976	$		$		$		$109,930			$6,596
2	$177,476		$50,000	$		$		$159,930			$9,596
2	$175,701	$		$		$		$159,930			$9,596
2	$172,187	$		$		$		$159,930			$9,596
2	$167,022	$		$		$		$159,930			$9,596
2	$163,681	$		$		$		$159,930			$9,596
2	$166,955	$		$		$		$159,930			$9,596
2	$170,294	$		$		$		$170,294	[1]		$10,218
3	$166,888	$		$		$		$170,294			$10,218
3	$171,895	$		$		$		$170,294			$10,218
3	$173,614	$		$		$		$170,294			$10,218
3	$178,822	$		$		$		$170,294			$10,218
3	$175,246	$		$		$		$170,294			$10,218
3	$151,741	$			$20,000		$10,314	$159,980		$
3	$154,775	$		$		$		$159,980		$
3	$159,419	$		$		$		$159,980		$
3	$161,013	$		$		$		$159,980		$
3	$165,843	$		$		$		$159,980		$
3	$174,135	$		$		$		$159,980		$
3	$181,101	$		$		$		$181,101	[1]		$10,866

(1)Automatic Step-Up Applied

PART C OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements will be filed by amendment.

(b)	Exhibits:

(1)		Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 1

(2)		Not Applicable.

(3)	(a)	Amended and restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and Transamerica Capital, Inc. Note 12

	(b)	Form of Broker/Dealer and Sales Agreement. Note 1

(4)	(a)	Form of Policy. Note 34

	(b)	Form of Policy Rider (Return of Premium). Note 12

	(c)	Form of Policy Rider (Annual Step-Up). Note 12

	(d)	Form of Policy Rider (Additional Death Distribution). Note 12

	(e)	Form of Policy Rider (Additional Death Distribution+). Note 12

	(f)	Form of Policy Rider (GPS). Note 21

	(g)	Form of Policy Rider (RIM). Note 21

	(h)	Form of Policy Rider (Retirement Income Choice 1.6). Note 12

	(i)	Form of Policy Rider (Transamerica Income Edge). Note 24

	(j)	Form of Policy Endorsement (Income Payment Option Endorsement). Note 30

	(k)	Form of Policy Rider (Transamerica Principal Optimizer). Note 33

	(l)	Form of Policy Rider (Retirement Income Max 1.2 Compounding). Note 33

	(m)	Form of Policy Rider (Retirement Income Choice 1.7 Simple Non-Enhanced). Note 33

	(n)	Form of Policy Rider (Transamerica Income Edge 1.2). Note 33

(5)	(a)	Form of Application. Note 28

(6)	(a)	Articles of Incorporation of Transamerica Life Insurance Company. Note 2

	(b)	Bylaws of Transamerica Life Insurance Company. Note 2

	(7)	Reinsurance Agreements. Not Applicable

(8)	(a)	Participation Agreement (AllianceBernstein). Note 3

	(a)(1)	Amendment No. 1 to Participation Agreement (AllianceBernstein). Note 4

	(a)(2)	Amendment No. 5 to Participation Agreement (AllianceBernstein). Note 5

	(a)(3)	Amendment No. 11 to Participation Agreement (AllianceBernstein). Note 6

	(a)(4)	Amendment No. 13 to Participation Agreement (AllianceBernstein). Note 18

	(a)(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 21

	(a)(6)	Amended Schedule A to Participation Agreement dated May 1, 2017 (AllianceBernstein). Note 28

(8)	(b)	Participation Agreement (American Funds). Note 7

	(b)(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 7

	(b)(2)	Amendment No. 6 to Participation Agreement (American Funds). Note 1

	(b)(3)	Amendment No. 8 to Participation Agreement (American Funds). Note 17

	(b)(4)	Amendment No. 9 to Participation Agreement (American Funds). Note 19

	(b)(5)	Amendment No.10 to Participation Agreement (American Funds). Note 27

	(b)(6)	Amendment No. 11 to Participation Agreement (American Funds). Note 28

(8)	(c)	Participation Agreement (Fidelity). Note 8

	(c)(1)	Amendment No. 7 to Participation Agreement (Fidelity). Note 9

	(c)(2)	Summary Prospectus Agreement (Fidelity). Note 1

	(c)(3)	Amendment No. 8 to Participation Agreement (Fidelity). Note 14

	(c)(4)	Amended Schedule A to Participation Agreement dated May 1, 2017 (Fidelity). Note 28

(8)	(d)	Participation Agreement (GE). Note 7

	(d)(1)	Amendment No. 1 to Participation Agreement (GE). Note 6

	(d)(2)	Amendment No. 2 to Participation Agreement (GE). Note 14

	(d)(3)	Amendment No. 3 to Participation Agreement (GE/SSGA). Note 29

(8)	(e)	Participation Agreement (TST). Note 12

	(e)(1)	Amendment No. 1 to Participation Agreement (TST). Note 14

	(e)(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 16

	(e)(3)	Amended Schedule A to Participation Agreement dated October 31, 2013 (TST). Note 17

	(e)(4)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 18

	(e)(5)	Amendment No. 2 to Participation Agreement (TST). Note 19

	(e)(6)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 21

	(e)(7)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 22

	(e)(8)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 23

	(e)(9)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 23

	(e)(10)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 23

	(e)(11)	Amended Schedule A to Participation Agreement dated December 16, 2016 (TST). Note 26

	(e)(12)	Amended Schedule A to Participation Agreement dated May 1, 2017 (TST). Note 28

	(e)(13)	Amended Schedule A to Participation Agreement dated September 29, 2017 (TST). Note 29

	(e)(14)	Amended Schedule A to Participation Agreement dated May 1, 2018 (TST). Note 31

	(e)(15)	Amended Schedule A to Participation Agreement dated November 1, 2018 (TST). Note 31

(9)	Opinion and Consent of Counsel. Note 35

(10)	Consent of Independent Registered Public Accounting Firm. Note 35

(11)	Not applicable.

(12)	Not applicable.

(13)	Powers of Attorney. Blake S. Bostwick, Eric Martin, Mark W. Mullin, Jason Orlandi, David Schulz, C. Michiel van Katwijk. Note 33

Note 1.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-185573) filed on December 20, 2012.

Note 2.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.

Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) filed on April 28, 2000.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-7509) filed on January 18, 2002.

Note 5.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-125817) filed on August 29, 2005.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-125817) filed on October 7, 2011.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 47 to Form N-4 Registration Statement (File No. 33-33085) filed on November 19, 2009.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-125817) filed on April 27, 2006.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 333-125817) filed on September 10, 2012.

Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 333-83957) filed on April 27, 2005.

Note 11.	Incorporate herein by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 333-83957) filed on August 6, 2010.

Note 12.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 10, 2013.

Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2013.

Note 14.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.

Note 15.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-189435) filed on September 11, 2013.

Note 16.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on October 2, 2013.

Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186031) filed on February 21, 2014.

Note 18.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-185573) filed on April 29, 2014.

Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 20.	Incorporated herein by reference to Post-Effective amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on February 19, 2015.

Note 21.	Incorporated herein by reference to Post-Effective Amendment No 6 to Form N-4 Registration Statement (File No 333-185573) filed on April 24, 2015.

Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-188029) filed on October 13, 2015.

Note 23.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-185573) filed on April 27, 2016.

Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-186032) filed on October 31, 2016.

Note 25.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-185573) filed on October 31, 2016.

Note 26.	Incorporated herein by reference to the Initial filing to Form N-4 Registration Statement (File No. 333-215598) filed on January 18, 2017.

Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-189435) filed on August 8, 2016.

Note 28.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-215598) filed on April 24, 2017.

Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-185573) filed on April 30, 2018.

Note 30.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-215598) filed on April 30, 2018.

Note 31.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-185573) filed on April 25, 2019.

Note 32.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-215598) filed on April 25, 2019.

Note 33.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-233836) filed on September 19, 2019

Note 34.	Filed herewith.

Note 35.	To be filed by amendment.

Item 25. Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Blake S. Bostwick 1801 California St. Suite 5200 Denver, CO 80202	Director and President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Controller, Senior Vice President and Assistant Treasurer

Mark W. Mullin 100 Light Street Baltimore, MD 21202	Director and Chairman of the Board

Jason Orlandi 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Secretary and General Counsel

David Schulz 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499	Director, Chief Tax Officer and Senior Vice President

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Chief Financial Officer and Treasurer

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

AEGON Affordable Housing Debt Fund I, LLC	Delaware	Members: AHDF Manager I, LLC (0.01%), Mangaging Member; Transamerica Life Insurance Company (5%); non-AEGON affiliates: Dominium Taxable Fund I, LLC (94.99%)	Affordable housing loans

Aegon Affordable Housing Debt Fund II, LLC	Delaware	Members: Manager Member—AHDF Manager II, LLC (0.01%); Transamerica Life Insurance Company (99.99%)	Affordable housing loans

Aegon Affordable Housing Debt Fund III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Affordable housing loans

AEGON AM Funds, LLC	Delaware	AEGON USA Investment Management, LLC is the Manager; equity will be owned by clients/investors of AEGON USA Investment Management, LLC	To serve as a fund for a client and offer flexilbility to accommodate other similarly situated clients.

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor

Aegon Community Investments 50, LLC	Delaware	Members: Aegon Community Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)	Investments

Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 52, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 53, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 54, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 55, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Aegon Community Investments 56, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Aegon Community Investments 57, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 58, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 59, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 60, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, LLC	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Energy Management, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates

Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

Aegon LIHTC Fund 50, LLC	Delaware	Members: Aegon Community Investments 50, LLC (0.01%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-affiliate of AEGON, Citibank, N.A. (48.9950%)	Investments

Aegon LIHTC Fund 51, LLC	Delaware	Members: Aegon Community Investments 51, LLC (.01%) as Managing Member; non-affiliate of AEGON, Citibank, N.A. (99.99%)	Investments

Aegon LIHTC Fund 52, LLC	Delaware	Members: Transamerica Financial Life Insurance Company (10.18%); Transamerica Life Insurance Company (1%); Managing Member—Aegon Community Investments 52, LLC (0.01%); non-affiliates of AEGON, Citibank, N.A. (49%); California Bank & Trust (5.21%); Pacific West Bank (7.58%); Ally Bank (11.35%); US Bank (7.58%); Bank of the West (7.46%)	Investments

Aegon LIHTC Fund 54, LLC	Delaware	Sole Member: Aegon Community Investments 54, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 55, LLC	Delaware	Members: Investor Member—Transamerica Premier Life Insurance Company (2.8195%); non-affiliates of AEGON, Citibank, N.A. (21.6890%), Ally Bank (8.2090%), Bank of Hope (14.2687%), Lake City Bank (1.4679%), Securian (MLIC) (7.4614%), The Guardian Life Insurance Company of America (10.4477%), U.S. Bancorp Community Development Corporation (22.0987%), ZB National Association (1.8110%). Managing Member—Aegon Community Investments 55, LLC (0.0100%).	Investments

Aegon LIHTC Fund 57, LLC	Delaware	Members: Managing Member—Aegon Community Investments 57, LLC (.01%); non-affiliate of AEGON, Bank of America, N.A. as investor Member (99.99%)	Investments

Aegon LIHTC Fund 58, LLC	Delaware	Sole Member: Aegon Community Investments 58, LLC	Investments

Aegon LIHTC Fund 60, LLC	Delaware	Sole Member: Aegon Community Investments 60, LLC	Investments

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (86.3973%) ; Transamerica Premier Life Insurance Company (13.6027%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company

Aegon Market Neutral Income Fund, LLC	Delaware	AEGON USA Investment Management, LLC is the sole Member until the first investor buys in, then the entity will be managed by a 3-Member Board of Managers.	Investments

Aegon Multi-Family Equity Fund, LLC	Delaware	Members: Transamerica Life Insurance Company (63%); Transamerica Financial Life Insurance Company (20%); Transamerica Premier Life Insurance Company (17%); Non-Member Manager—AMFETF Manager, LLC (0%)	Investments

Aegon Opportunity Zone Fund Joint Venture 1, LLC	Delaware	Sole Member: Aegon OZF Investments 1, LLC	Investments

Aegon OZF Investments 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

Aegon Upsream Energy Fund, LLC	Delaware	Sole Member: AEGON Energy Management, LLC	Investments

AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company

AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Aegon Workforce Housing Fund 2 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2, LP	Holding company

Aegon Workforce Housing Fund 2, LP	Delaware	General Partner is AWHF2 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (63%), Transamerica Financial Life Insurance Company (20%) and Transamerica Premier Life Insurance Company (17%)	Investments

Aegon Workforce Housing Fund 3 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 3, LP	Holding company

Aegon Workforce Housing Fund 3, LP	Delaware	General Partner is AWHF3 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (63%), Transamerica Financial Life Insurance Company (20%) and Transamerica Premier Life Insurance Company (17%)	Investments

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

AHDF Manager II, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

AHDF Manager III, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate

AMFETF Manager, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC—100% Member; TAH Pentagon Funds LLC—non-owner Manager	Affordable housing

AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC—100% Member; TAH Pentagon Funds LLC—non-owner Manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC—100% Member; TAH Pentagon Funds LLC—non-owner Manager	Affordable housing

AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC—100% Member; TAH Pentagon Funds LLC—non-owner Manager	Affordable housing

AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC—100% Member; TAH Pentagon Funds LLC—non-owner Manager	Affordable housing

AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC—100% Member; TAH Pentagon Funds LLC—non-owner Manager	Affordable housing

AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC—100% Member; TAH Pentagon Funds LLC—non-owner Manager	Affordable housing

AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC—100% Member; TAH Pentagon Funds LLC—non-owner Manager	Affordable housing

AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC—100% Member; TAH Pentagon Funds LLC—non-owner Manager	Affordable housing

AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC—99% Member; Cupples State LIHTC Investors, LLC—1% Member; TAH Pentagon Funds, LLC—non-owner Manager	Affordable housing

AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC—100% Member; TAH Pentagon Funds LLC—non-owner Manager	Affordable housing

AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC—100% Member; TAH Pentagon Funds LLC—non-owner Manager	Affordable housing

AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC—100% Member; TAH Pentagon Funds LLC—non-owner Manager	Affordable housing

AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC—100% Member; TAH Pentagon Funds LLC—non-owner Manager	Affordable housing

Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing

AUIM Credit Opportunities Fund, LLC	Delaware	Members: AEGON USA Invesmtent Management, LLC (98.36%); non-affiliate of AEGON (1.64%)	Investment vehicle

AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company

AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate

AWHF2 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

AWHF3 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL-Barfield, LLC (50%)	Investments

Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Transamerica Premier Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties

Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder

Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments

Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company

Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments

FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production

FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate

FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	Sole Member: FGH USA LLC	Real estate

FGP West Street LLC	Delaware	Sole Member: FGP West Mezzanine LLC	Real estate

Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Management services

First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XXVII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVIII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXI, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVI, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XL, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset Manager: non-affiliate of AEGON, Solar TC Corp. (100%) investor Member	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (99.99%); Transamerica Life Insurance Company (0.01%) J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	Members: 0.01% Garnet Community Investments, LLC (0.01%); Wells Fargo Bank, N.A. (49.995%); and Goldenrod Asset Management, Inc.(49.995%), both non-AEGON affiliates	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	Sole Member—Garnet Community Investments XX, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	Sole Member: Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVII, LLC	Delaware	Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)	Investments

Garnet LIHTC Fund XXVIII, LLC	Delaware	Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)	Investments

Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Garnet LIHTC Fund XXX, LLC	Delaware	Members: Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments

Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments

Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments

Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: Garnet Community Investments XXXIV, LLC (99.99%) and Transamerica Premier Life Insurance Company (0.01%)	Investments

Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments

Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing Member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor Member	Investments

Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-Member Manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments

Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing Member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor Member.	Investments

Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% Member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% Member.	Investments

Garnet LIHTC Fund XLI, LLC	Delaware	Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% managing Member); non-AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).	Investments

Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing Member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor Member; Metropolitan Bank (16.66%) investor Member.	Investments

Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments

Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments

Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) managing Member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) investor Member	Investments

Garnet LIHTC Fund XLVII, LLC	Delaware	Members: Garnet Community Investments XLVII, LLC (1%) managing Member; Transamerica Premire Life Insurance Company (14%) investor Member; non-affiliate of AEGON: Citibank, N.A. (49%) investor Member; New York Life Insurance Company (20.5%) investor Member and New York Life Insurance and Annuity Corporation (15.5%) investor Member.	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLVIII, LLC	Delaware	Members: Transamerica Financial Life Insurance Company (75.18%) and Garnet Community Investments XXXLVIII, LLC (.01%); non-affiliates of AEGON: U.S. Bancorp Community Development Corporation (21.04%), American Republic Insurance Company (2.84%), Bank of Hope (.93%)	Investments

Horizons Acquisition 5, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

Horizons St. Lucie Development, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

Imani Fe, LP	California	Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable Housing, Inc. (non-owner special limited partner); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); TAH Imani Fe GP, LLC (.0033% co-general partner); Grant Housing and Economic Development Corporation (.0033% managing general partner)	Affordable housing

InterSecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency

Interstate North Office Park GP, LLC	Delaware	Sole Member: Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park Owner, LLC	Delaware	Sole Member: RCC North America LLC	Investments

Interstate North Office Park (Land) GP, LLC	Delaware	Sole Member: Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Investors Warranty of America, LLC	Iowa	Sole Member: RCC North America LLC	Leases business equipment

Ironwood Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company

LCS Associates, LLC	Delaware	Sole Member: RCC North America LLC	Investments

Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

LIHTC Fund 53, LLC	Delaware	Non-Member Manager, AEGON Community Investments 53, LLC (0%); non-affiliates of AEGON: Bank of America, National Association (98%); MUFG Union Bank, N.A. (2%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
LIHTC Fund 56, LLC	Delaware	Members: Managing Member—Aegon Community Investments 56, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (90%) and MUFG Union Bank, N.A. (10%)	Investments

LIHTC Fund 59, LLC	Delaware	Member: Aegon Community Investments 59, LLC	Investments

LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments

LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments

LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company

Mitigation Manager, LLC	Delaware	Sole Member: RCC North America LLC	Investments

MLIC Re I, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding, LLC	Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer-related software and hardware services, including procurement and contract services to some or all of the Members of the AEGON Group in the United States and Canada.

Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.

Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator

Natural Resources Alternatives Portfolio I, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%); Managing Member: AEGON USA Realty Advisors, LLC	Investment vehicle—to invest in Natural Resources

Natural Resources Alternatives Portfolio II, LLC	Delaware	Members: Transamerica Premier Life Insurance Company (60%); Transamerica Life Insurance Company (35%); Transamerica Financial Life Insurance Company (5%).	Investment vehicle

Nomagon Title Grandparent, LLC	Delaware	Sole member is AEGON USA Asset Management Holding, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity.	Investment vehicle

Nomagon Title Holding 1, LLC	Delaware	Sole member is Nomagon Title Parent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity.	Investment vehicle

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Nomagon Title Parent, LLC	Delaware	Sole member is Nomagon Title Grandparent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity.	Investment vehicle

Oncor Insurance Services, LLC	Iowa	Sole Member—Life Investors Financial Group, Inc.	Direct sales of term life insurance

Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL-MITBK, LLC (50%)	Investmetns

Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Peoples Benefit Services, LLC	Pennsylvania	Sole Member—Transamerica Life Insurance Company	Marketing non-insurance products

Pine Falls Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Placer 400 Investors, LLC	California	Members: RCC North Amerivca LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments

Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

PSL Acquisitions Operating, LLC	Iowa	Sole Member: RCC North America LLC	Owner of Core subsidiary entities

RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (74.4% ); Transamerica Premier Life Insurance Company (25.6%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (53.6%).	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant

St. Lucie West Development Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments

TAH-MCD IV, LLC	Iowa	Sole Member—Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.

TAH Pentagon Funds, LLC	Iowa	Sole Member—Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TAHP Fund 1, LLC	Delaware	Sole Member—Garnet LIHTC Fund IX, LLC	Real estate investments

TAHP Fund 2, LLC	Delaware	Sole Member—Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust

THH Acquisitions, LLC	Iowa	Sole Member—Transamerica Life Insurance Company	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.

TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Tradition Development Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

Tradition Irrigation Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Irrigation company

Tradition Land Company, LLC	Iowa	Sole Member: RCC North America LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Advisors Life Insurance Company	Arkansas	100% Transamerica Corporation	Insurance company

Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary

Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	Sole Member: TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer

Transamerica Casualty Insurance Company	Iowa	100% Transamerica Corporation	Insurance company

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company

Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting

Transamerica Investment Management, LLC	Delaware	Sole Member—AEGON USA Asset Management Holding, LLC	Investment advisor

Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer

Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life Insurance Company	Iowa	100%—Commonwealth General Corporation	Insurance

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance

Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company

Transamerica Pyramid Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company

Transamerica Redwood Park, LLC	Delaware	Sole Member—Transamerica Corporation	Hold property interests in Redwood Park in California

Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.

Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor

Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.

Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Transamerica Ventures, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments

Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments

United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency

Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator

US PENG, INC.	Delaware	Sole Member: AEGON Levensverzekering N.V.	Energy investment strategy

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing

WFG Reinsurance Limited	Hawaii	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing

World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (33.06%); Transamerica Premier Life Insurance Company (36.40%); Transamerica Financial Life Insurance Company (18.13%); Transamerica Pacific Insurance Company, Ltd. (12.41%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contract Owners

As of August 31, 2019, there were 1,322 Contract owners.

Item 28. Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, Transamerica Variable Funds, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer

Joe Boan	(1)	Director and Vice President

David R. Paulsen	(3)	Director, Chief Executive Officer, President and Chairman of the Board

Doug Hellerman	(3)	Chief Compliance Officer

Gregory E. Miller-Breetz	(1)	Secretary

Vincent J. Toner	(3)	Vice President

Alison Ryan	(3)	Assistant Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$9,186,368	0	0	0

(1)	Fiscal Year 2018

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31. Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a)

Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)

Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)

Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)

Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Denver and State of Colorado, on this 15th day of October, 2019.

SEPARATE ACCOUNT VA B
Registrant

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Blake S. Bostwick
Director and President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Blake S. Bostwick	Director and President	October 15, 2019

* Eric J. Martin	Controller, Senior Vice President and Assistant Treasurer	October 15, 2019

* Mark W. Mullin	Director and Chairman of the Board	October 15, 2019

* Jay Orlandi	Director, Executive Vice President, Secretary and General Counsel	October 15, 2019

* David Schulz	Director, Chief Tax Officer and Senior Vice President	October 15, 2019

* C. Michiel van Katwijk	Director, Chief Financial Officer, Executive Vice President and Treasurer	October 15, 2019

/s/ Brian Stallworth Brian Stallworth	Assistant Secretary	October 15, 2019

*	By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.

Registration No.

333 - 215598

811 - 06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

TRANSAMERICA INSPIRESM VARIABLE ANNUITY

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

4(a)	Form of Policy

*	Page numbers included only in manually executed original.